Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 8, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 136	☒
(Check appropriate box or boxes)

HSBC INVESTOR FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (617) 470-8000

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [date] pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

HSBC Global Asset Management (USA) Inc.

     [DATE]

HSBC Investor Funds

Prospectus

	Class A	Class I	Class S

HSBC Emerging Markets Debt Fund	HCGAX	HCGIX	HBESX

HSBC Emerging Markets Local Debt Fund	HBMAX	HBMIX	HBMSX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds	Table of Contents

Summary Section

This section summarizes each Fund’s investment objectives, strategies, fees, and risks, and provides other information about your account.	3	HSBC Emerging Markets Debt Fund
	8	HSBC Emerging Markets Local Debt Fund

Additional Information About the Funds’ Investment Strategies and Risks

This section provides additional details about the Funds’ investment strategies and risks.	13	More About Risks and Investment Strategies
	15	Principal Investment Risks
	17	Additional Risks
	18	Who May Want to Invest?
	19	More Information About Fund Investments
	19	Portfolio Holdings

Fund Management

Review this section for details on the people and organizations who provide services to the Funds.	20	Investment Adviser
	21	Portfolio Manager
	21	Related Performance of Other Accounts
	27	The Distributor, Administrator and Sub-Administrator

Shareholder Information

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	28	Pricing of Fund Shares
	29	Purchasing and Adding to Your Shares
	34	Selling Your Shares
	37	Distribution Arrangements/Sales Charges
	40	Distribution and Shareholder Servicing Arrangements— Revenue Sharing
	41	Exchanging Your Shares
	41	Delivery of Shareholder Documents
	42	Dividends, Distributions and Taxes

Financial Highlights

Review this section for details on selected financial statements of the Funds.	44	Financial Highlights

2

HSBC Emerging Markets Debt Fund
Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Emerging Markets Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 35 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 58.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class S

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged, if applicable)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class S

Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fee	0.00%	0.00%	0.00%

Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses(1)	0.87%	0.77%	0.67%
Total Other Expenses	1.12%	0.77%	0.67%

Total Annual Fund Operating Expenses	1.62%	1.27%	1.17%

Fee Waiver and/or Expense Reimbursement(2)	0.42%	0.42%	0.42%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.85%	0.75%

(1)	Based on estimated amounts for the current fiscal year.
(2)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

3

HSBC Emerging Markets Debt Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$591	$923

Class I Shares	$87	$361

Class S Shares	$77	$330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest its net assets in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives.

An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate.

4

HSBC Emerging Markets Debt Fund
Summary Section

The Fund may invest without limitation in high yield securities (“junk bonds”),which are those securities rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or lower than “BBB” by Standard & Poor’s Ratings Services (“S&P”), subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance return.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the J. P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2010 was 7.12 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Fixed Income/Debt Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.

•

Credit Risk: The Fund could lose money if it holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund’s investments may fall.

•

High Yield (“Junk Bond”) Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment grade bonds.

•

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

•

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

•

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the

5

HSBC Emerging Markets Debt Fund Summary Section

fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value.

•	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

•	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

•

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6

HSBC Emerging Markets Debt Fund Summary Section

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Guillermo Osses, Managing Director, Head of Emerging Markets Debt Portfolio Management at the Adviser, will serve as the portfolio manager of the Fund as of the date of its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum Initial Investment	Minimum Subsequent Investment

Class A Shares Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

Class I Shares Regular (non-retirement)	$5,000,000	N/A

Class S Shares Regular (non-retirement)	$50,000,000	N/A

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

7

HSBC Emerging Markets Local Debt Fund Summary Section

Class A, Class I and Class S Shares

Investment Objective

The investment objective of the HSBC Emerging Markets Local Debt Fund (the “Fund”) is maximum total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 35 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 58.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class S

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None

Redemption/Exchange Fee	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class S

Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fee	0.00%	0.00%	0.00%

Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.00%
Other Operating Expenses(1)	0.80%	0.70%	0.60%
Total Other Expenses	1.05%	0.70%	0.60%

Total Annual Fund Operating Expenses	1.55%	1.20%	1.10%

Fee Waiver and/or Expense Reimbursement(2)	0.35%	0.35%	0.35%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.85%	0.75%

(1)	Based on estimated amounts for the current fiscal year.
(2)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

8

HSBC Emerging Markets Local Debt Fund Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$591	$909

Class I Shares	$87	$346

Class S Shares	$77	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may invest in derivatives such as currency forwards, non-deliverable forwards, equity options, bond options, currency options, interest rate swaps or credit default swaps denominated in any currency. These instruments will be treated as investments in debt instruments for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying asset of such derivatives is a debt instrument denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country. The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest without limit in debt instruments that are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if the issuer is the foreign government (or any political subdivision, agency, authority or instrumentality of such government) of the country, it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country. With respect to derivative instruments, generally such instruments are economically tied to emerging market countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies) of an emerging market country, interest rates that are associated with an emerging market country, or instruments or securities that are issued by foreign governments or issuers organized under the laws of an emerging market country. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

9

HSBC Emerging Markets Local Debt Fund Summary Section

The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer’s: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”)), and high yield securities (“junk bonds”), which are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P, subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within two years (plus or minus) of a 50/50 blend of the JP Morgan Government Bond Index - Emerging Markets Global Diversified and the JP Morgan Emerging Local Markets Index Plus, which as of December 31, 2010 was 2.38 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Fixed Income/Debt Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.

•

Credit Risk: The Fund could lose money if it holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income-producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund’s investments may fall.

•

High Yield (“Junk Bond”) Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment grade bonds.

•

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

•

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

10

HSBC Emerging Markets Local Debt Fund Summary Section

•

Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•

Swap Risk: The use of swap agreements, agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of the Fund to decrease. Swap agreements also may be considered to be illiquid.

•	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value.

•	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

•

When-Issued Securities: The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

•

Short Sale Risk: The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

•	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

•

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

11

HSBC Emerging Markets Local Debt Fund Summary Section

Performance Information

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Manager

Guillermo Osses, Managing Director, Head of Emerging Markets Debt Portfolio Management at the Adviser, will serve as the portfolio manager of the Fund as of the date of its commencement.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum Initial Investment	Minimum Subsequent Investment

Class A Shares Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

Class I Shares Regular (non-retirement)	$5,000,000	N/A

Class S Shares Regular (non-retirement)	$50,000,000	N/A

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or an investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

12

HSBC Investor Funds
Additional Information About the Fund’s
Investment Strategies and Risks

More About Risks and Investment Strategies

Each of the Funds is a series of the Trust. The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change in a Fund’s 80% investment policy. Shareholders will be given advance notice of other material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

The Funds may, in the future, seek to achieve their respective investment objectives by investing all of their assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the respective Fund. Such a move is not currently contemplated. See the SAI under “Investment Techniques – Investment Company Securities.”

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

HSBC Emerging Markets Debt Fund

The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security.

The Fund may invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities). In addition, the Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.” The Fund may lend its securities to qualified brokers/dealers and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary or emergency purposes.

The Fund will compare its performance to that of the J. P. Morgan Emerging Markets Bond Index Global.

The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSRO”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; and repurchase agreements collateralized by the securities listed above. The Fund’s investment objective may not be achieved while it is invested in a temporary defensive position.

13

HSBC Investor Funds
Additional Information About the Funds’
Investment Strategies and Risks

HSBC Emerging Markets Local Debt Fund

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may invest in derivatives such as currency forwards, non-deliverable forwards, equity options, bond options, currency options, interest rate swaps or credit default swaps denominated in any currency. These instruments will be treated as investments in debt instruments for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying asset of such derivatives is a debt instrument denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

If the Fund invests more than 20% of its net assets, plus borrowings for investment purposes, in derivatives, the underlying asset of such derivatives must be a debt instrument denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country.

The Fund will compare its performance to a 50/50 blend of the JP Morgan Government Bond Index - Emerging Markets Global Diversified and the JP Morgan Emerging Local Markets Index Plus.

The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The Fund’s investment objective may not be achieved while it is invested in a temporary defensive position.

14

HSBC Investor Funds
Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

Each of the Funds is subject to one or more of the following principal risks:

•

Fixed Income/Debt Instruments Risk: A Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on a Fund’s investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund. If so, a Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

•

Credit Risk: A Fund could lose money if it holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of a Fund’s investments in income-producing or fixed income or debt instruments. Generally, if interest rates rise, the value of a Fund’s investments may fall.

•

High Yield (“Junk Bond”) Risk: A Fund could lose money or experience a lower rate of return if a Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment grade bonds.

•

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors.

•

Emerging Markets Risk: Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in instruments with exposure to emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

•

Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Adviser uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the Adviser’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so.

15

HSBC Investor Funds
Additional Information About the Funds’
Investment Strategies and Risks

•

Swap Risk: The use of swap agreements, agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of the Fund to decrease. Swap agreements also may be considered to be illiquid.

•

Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. This is because leverage tends to increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

•

Counterparty Risk: When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, a Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where a Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, a Fund is exposed to counter party risk if a Fund engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and a Fund agrees to repurchase them at a later date.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•

When-Issued Securities: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that security.

•

Short Sale Risk: A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

•

Liquidity Risk/Illiquid Securities Risk: A Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. A Fund will not make investments of illiquid securities to the extent that it would hold 15% of its net assets in securities deemed to be illiquid following the investment. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

16

HSBC Investor Funds
Additional Information About the Funds’
Investment Strategies and Risks

•

Temporary Defensive Position Risk: A Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt instruments and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective during that period. If the market advances during periods when a Fund is holding a large cash position, a Fund may not participate to the extent it would have if a Fund had been more fully invested.

•

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Funds are “non-diversified” and may invest a greater percentage of their assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Funds to a greater degree than if the Funds were more broadly diversified. Similarly, the Funds may be more sensitive to adverse economic, business or political developments if they invest a substantial portion of their assets in the bonds of issuers in the same country or region.

Additional Risks

Generally, the Funds will be subject to the following additional risks:

•

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments.

•

Allocation Risk: A Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. As a result, an investor may lose money.

•

Portfolio Turnover: The Funds are actively managed and, in some cases the Funds’ portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Funds and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect the Funds’ performance.

•

Repurchase Agreement Risk: The use of repurchase agreements, which are agreements where a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed upon date and price (which reflects a market rate of interest) involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Mortgage-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer has defaulted on its obligations.

17

HSBC Investor funds
Additional Information About the Funds’
Investment Strategies and Risks

Who May Want To Invest?

Consider investing in a Fund if you are:

•	Looking to add a monthly income component to your investment portfolio

•	Seeking higher potential returns than provided by money market funds

•	Willing to accept the risks of price and income fluctuations

•	Looking to add a foreign income component to your investment portfolio

•	Seeking higher potential returns than provided by other fixed income funds, and willing to accept higher risks of price and income fluctuations than with other fixed income funds

A Fund will not be appropriate for anyone:

•	Pursuing a short-term goal

•	Who does not wish to bear the risks of a fund that invests primarily in foreign securities

•	Investing emergency reserves

•	Seeking safety of principal

18

HSBC Investor Funds
Additional Information About the Funds’
Investment Strategies and Risks

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Funds cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

19

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract (“Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of May 31, 2011, the Adviser managed approximately $18.3 billion in the HSBC Investor Family of Funds. The Adviser also provides certain operational support services to the Fund pursuant to a Support Services Agreement, but these fees are not charged to Class S Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently utilize any sub-advisers. However, the exemptive order could be applied to the use of one or more unaffiliated sub-advisers at a future time.

For these advisory and management services (including any sub-advisory services), each Fund will be obligated to pay a management fee at the annual rate of 0.50% of its respective average daily net assets. The Adviser is also entitled to a fee from the Fund at the annual rate of 0.20% and 0.10% of each Fund’s average daily net assets for Class A Shares and Class I Shares, respectively, for services rendered pursuant to the Support Services Agreement.

Once the Funds commence operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Funds’ first annual or semi-annual report to shareholders.

20

Fund Management

Portfolio Manager

Guillermo Osses, Managing Director, Head of Emerging Markets Debt Portfolio Management at the Adviser, is responsible for the day-to-day portfolio management of the Funds. Mr. Osses joined the Adviser as Managing Director with responsibility for all global emerging markets debt portfolios. Before joining the Adviser in January 2011, Mr. Osses was a senior emerging markets fixed income portfolio manager at PIMCO from 2006-2010. Prior to this, he was responsible for proprietary trading and market making of emerging markets currencies at Barclays Capital from 2000-2006, Mr. Osses also held a trading position in Latin American Local Markets at Deutsche Bank. Mr. Osses has 14 years of investment experience and holds an MBA from the MIT Sloan School of Management. Mr. Osses received a BA from Universidad Catolica de Cordoba in Argentina.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Funds is available in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Related Performance of Other Accounts

Emerging Markets Debt Fund

The Fund is newly organized and does not yet have its own performance record. However, the tables below set forth the performance data relating to a composite of the performance of all accounts managed by the Adviser on a fully discretionary basis with a substantially similar investment objective, policies and strategies as the Fund (the “Related Emerging Markets Debt Fund Composite”). The Related Emerging Markets Debt Fund Composite includes historical composite returns produced by the Adviser’s global emerging markets fixed income team while employed at a previous advisor, Atlantic Advisors, which was acquired by the Adviser in June 2005, as well as the performance results produced by the global emerging markets fixed income team since joining the Adviser.

The tables also show the returns of the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”), which is provided to represent the investment environment existing at the time periods shown. The EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The EMBI Global is unmanaged, and an investor may not invest directly in an index. No performance information is shown for the Fund, which does not have a full year of performance as of the date of this prospectus. The composite data is provided to illustrate the past performance of the Adviser’s global emerging markets fixed income team, both currently and while employed at a previous adviser, in managing substantially similar accounts as measured against a market index (i.e., the EMBI Global). The composite data does not represent the performance of the Fund, and the accounts comprising the Related Emerging Markets Debt Fund Composite are separate and distinct from the Fund. Moreover, the performance of these accounts is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the Related Emerging Markets Debt Fund Composite.

The “net of fees” performance figures for the Related Emerging Markets Debt Fund Composite reflect the fees and expenses of the Related Emerging Markets Debt Fund Composite and have not been adjusted to reflect the management fee and other expenses payable by the Fund. The “gross of fees” performance figures for the Related Emerging Markets Debt Fund Composite do not reflect the fees and expenses of the Related Emerging Markets Debt Fund Composite or the Fund. The accounts comprising the Related Emerging Markets Debt Fund Composite are not registered as investment companies under the Investment Company Act of 1940, as amended. The performance of the Related Emerging Markets Debt Fund Composite could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as investment companies under the U.S. federal securities and tax laws. For example, due to such regulatory requirements, restrictions and limitations, the Fund may not be able to hold as large a position in certain securities as the Related Emerging Markets Debt Fund Composite. Additionally, although it is anticipated that the Fund and the Related Emerging Markets Debt Fund Composite may hold similar securities, their investment results are expected to differ. In

21

Fund Management

particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings.

Related Emerging Markets Debt Fund Composite performance has been prepared in compliance with Global Investment Performance Standards (“GIPS®”). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the SEC’s method. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund’s total operating expenses are expected to be higher than those of the Related Emerging Markets Debt Fund Composite; if the Fund’s expenses were reflected, the performance shown would be lower.

The historical performance of the Related Emerging Markets Debt Fund Composite is not that of the Fund, and is not necessarily indicative of the Fund’s future results. Past performance is not indicative of future returns, and the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Year-to-Date Total Return (Net of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Debt Fund Composite Total Return (%)	2.50
EMBI Global Return (%)	2.42

Year-to-Date Total Return (Gross of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Debt Fund Composite Total Return (%)	2.95
EMBI Global Return (%)	2.42

Annual Total Returns (Net of Fees):

Year Ended December 31,	Related Emerging Markets Debt Fund Composite Total Return (%)	EMBI Global Return (%)	Related Emerging Markets Debt Fund Composite Total Assets (U.S. $ million)

2010	11.94	12.04	1363.19
2009	32.02	28.18	682.38
2008	-12.17	-10.91	291.66
2007	5.55	6.28	742.07
2006	13.16	9.88	273.26
2005	14.22	10.73	346.05
2004	13.57	11.73	331.37
2003	32.81	25.67	291.78
2002	13.23	13.11	219.69
2001	2.20	1.36	479.09
2000	15.31	14.4	480.71

22

Fund Management

Year Ended December 31,		Related Emerging Markets Debt Fund Composite Total Return (%)	EMBI Global Return (%)	Related Emerging Markets Debt Fund Composite Total Assets (U.S. $ million)

1999		30.24	24.18	251.35
1998	*	25.09	11.48	53.87

*	Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Annual Total Returns (Gross of Fees):

Year Ended December 31,		Related Emerging Markets Debt Fund Composite Total Return (%)	EMBI Global Return (%)	Related Emerging Markets Debt Fund Composite Total Assets (U.S. $ million)

2010		13.46	12.04	1363.19
2009		33.64	28.18	682.38
2008		-11.17	-10.91	291.66
2007		6.32	6.28	742.07
2006		14.03	9.88	273.26
2005		15.52	10.73	346.05
2004		14.2	11.73	331.37
2003		36.54	25.67	291.78
2002		16.52	13.11	219.69
2001		2.56	1.36	479.09
2000		16.96	14.4	480.71
1999		31.27	24.18	251.35
1998	*	25.40	11.48	53.87

*	Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Average Annual Total Returns (Net of Fees):

As of December 31, 2010	1-Year	Since Inception*

Related Emerging Markets Debt Fund Composite Total Return (%)	11.94	15.23
EMBI Global Return (%)	12.04	12.33

*	Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Average Annual Total Returns (Gross of Fees):

As of December 31, 2010	1-Year	Since Inception*

Related Emerging Markets Debt Fund Composite Total Return (%)	13.46	16.68
EMBI Global Return (%)	12.04	12.33

*	Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

23

Fund Management

Emerging Markets Local Debt Fund

The Fund is newly organized and does not yet have its own performance record. However, the tables below set forth the performance data relating to a composite of the performance of all accounts managed by the Adviser on a fully discretionary basis with a substantially similar investment objective, policies and strategies as the Fund (the “Related Emerging Markets Local Debt Fund Composite”).

Depending on the relevant time period, the tables also show the returns for either the J.P. Morgan Government Bond Index – Emerging Markets Global Diversified (the “GBI-EM Global Diversified”), or a 50/50 blend of the GBI-EM Global Diversified and the J.P. Morgan Emerging Local Markets Index Plus (the “ELMI+”). The benchmarks are provided to represent the investment environment existing at the time periods shown. Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets.

The GBI-EM Global Diversified is an unmanaged index of debt instruments of 14 emerging countries and the ELMI+ tracks total returns for local-currency-denominated money market instruments in the emerging markets. The GBI-EM Global Diversified and the ELMI+ are unmanaged, and an investor may not invest directly in either index. No performance information is shown for the Fund, which does not have a full year of performance as of the date of this prospectus. The composite data is provided to illustrate the past performance of the global emerging markets fixed income team in managing substantially similar accounts as measured against a market index (i.e., the GBI-EM Global Diversified or a 50/50 blend of the GBI-EM Global Diversified and ELMI+). The composite data does not represent the performance of the Fund, and the accounts comprising the Related Emerging Markets Local Debt Fund Composite are separate and distinct from the Fund. Moreover, the performance of these accounts is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the Related Emerging Markets Local Debt Fund Composite.

The “net of fees” performance figures for the Related Emerging Markets Local Debt Fund Composite reflect the fees and expenses of the Related Emerging Markets Local Debt Fund Composite and have not been adjusted to reflect the management fee and other expenses payable by the Fund. The “gross of fees” performance figures for the Related Emerging Markets Local Debt Fund Composite do not reflect the fees and expenses of the Related Emerging Markets Local Debt Fund Composite or the Fund. The accounts comprising the Related Emerging Markets Local Debt Fund Composite are not registered as investment companies under the Investment Company Act of 1940, as amended. The performance of the Related Emerging Markets Local Debt Fund Composite could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as investment companies under the U.S. federal securities and tax laws. For example, due to such regulatory requirements, restrictions and limitations, the Fund may not be able to hold as large a position in certain securities as the Related Emerging Markets Local Debt Fund Composite. Additionally, although it is anticipated that the Fund and the Related Emerging Markets Local Debt Fund Composite may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings.

Related Emerging Markets Local Debt Fund Composite performance has been prepared in compliance with the Global Investment Performance Standards (“GIPS®”). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the SEC’s method. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund’s total operating expenses are expected to be higher than those of the Related Emerging Markets Local Debt Fund Composite; if the Fund’s expenses were reflected, the performance shown would be lower.

24

Fund Management

The historical performance of the Related Emerging Markets Local Debt Fund Composite is not that of the Fund, and is not necessarily indicative of the Fund’s future results. Past performance is not indicative of future returns, and the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Year-to-Date Total Return (Net of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Local Debt Fund Composite Total Return (%)	6.59
50/50 blend of the GBI-EM Global Diversified and the ELMI+ Return (%)*	7.35

*

Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for a 50/50 blend of the GBI-EM Global Diversified and the ELMI+.

Year-to-Date Total Return (Gross of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Local Debt Fund Composite Total Return (%)	6.67
50/50 blend of the GBI-EM Global Diversified and the ELMI+ Return (%)*	7.35

*

Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for a 50/50 blend of the GBI-EM Global Diversified and the ELMI+.

Annual Total Returns (Net of Fees):

Year Ended December 31,		Related Emerging Markets Local Debt Fund Composite Total Return (%)	GBI-EM Global Diversified Return (%)*	Related Emerging Markets Local Debt Fund Composite Total Assets (U.S. $ million)

2010		14.19	15.68	760.40
2009		26.50	21.98	118.00
2008		-4.60	-5.22	78.64
2007	**	6.36	7.63	30.58

*

Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

**	Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

25

Fund Management

Annual Total Returns (Gross of Fees):

Year Ended December 31,		Related Emerging Markets Local Debt Fund Composite Total Return (%)	GBI-EM Global Diversified Return (%)*	Related Emerging Markets Local Debt Fund Composite Total Assets (U.S. $ million)

2010		14.48	15.68	760.40
2009		26.82	21.98	118.00
2008		-4.36	-5.22	78.64
2007	**	6.47	7.63	30.58

*

Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

**	Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

Average Annual Total Returns (Net of Fees):

As of December 31, 2010	1 Year	Since Inception**

Related Emerging Markets Local Debt Fund Composite Total Return (%)	14.19	12.63
GBI-EM Global Diversified Return (%)*	15.68	12.30

*

Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

**	Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

Average Annual Total Returns (Gross of Fees):

As of December 31, 2010	1 Year	Since Inception**

Related Emerging Markets Local Debt Fund Composite Total Return (%)	14.48	12.92
GBI-EM Global Diversified Return (%)*	15.68	12.30

*

Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

**	Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

26

Fund Management

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role, oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P., a member of the Financial Industry Regulatory Authority (“FINRA”), serves as the distributor (the “Distributor”) of each Fund’s shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

27

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

Total Assets – Liabilities
NAV =
Number of Shares Outstanding

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by such Fund may change on days when shareholders will not be able to purchase or redeem shares.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by a Fund, plus any applicable sales charge. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the exception-priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) will be reviewed on a quarterly basis. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s NAV, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Board.

28

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting the orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which a Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which a Fund determines its NAV.

29

Shareholder Information

Purchasing and Adding to Your Shares continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers’ checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of a Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates.

	Minimum Initial Investment*	Minimum Subsequent Investment*

Class A Shares

Regular (non-retirement)	$1,000		$100

Retirement (IRA)	$250		$100

Automatic Investment Plan	$250		$25

Class I Shares**	$5,000,000	$	N/A

Class S Shares	$50,000,000	$	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level
**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% (currently scheduled to increase to 31% after 2012) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

30

Shareholder Information

Purchasing and Adding to Your Shares continued

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing:
	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

31

Shareholder Information

Purchasing and Adding to Your Shares continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

■	Your bank name, address and account number

■	The amount you wish to invest automatically (minimum $25)

■	How often you want to invest (every month, 4 times a year, twice a year or once a year)

■	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

32

Shareholder Information

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as a long-term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

In addition, a Fund may be more susceptible to the risks of short-term trading than other funds that do not invest substantially in the foreign securities markets. The nature of the holdings of a Fund may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the prices of a Fund’s portfolio holdings and the reflection of those changes in a Fund’s NAV (referred to as “time zone arbitrage”). These delays may occur because a Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before a Fund calculates its NAV. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time a Fund calculates its NAV. There is a possibility that time zone arbitrage may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

To deter market timing and other excessive trading practices, the Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. Redemption fees are not charged on specified types of redemptions or exchanges that do not indicate market timing strategies or other excessive trading practices, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under “Selling Your Shares—Redemption Fee.”

As a further deterrent to excessive trading, many foreign securities held by a Fund are priced by an independent pricing service using fair valuation methodologies approved and monitored by the Board of Trustees. For more information on fair valuation, see “Shareholder Information—Pricing of Fund Shares—Fair Value Pricing Policies.”

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed inappropriate. The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon the Funds’ request, information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deems necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

33

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Funds may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

34

Shareholder Information

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 15 calendar days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption, you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption/Exchange Fee

The Funds will charge a redemption/exchange fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described below. The redemption/exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption/exchange fee applies, the shares that were held the longest will be redeemed/exchanged first.

The redemption/exchange fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption/exchange fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption/exchange fee is not technologically feasible. The redemption/exchange fee may also not apply to redemptions or exchanges that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

35

Shareholder Information

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

36

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds. The offering price of Class A Shares includes the front-end sales load. There is no sales charge on purchases of Class I Shares or Class S Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Class I Shares or Class S Shares. As such, Class I Shares and Class S Shares have lower annual expenses than Class A Shares.

	Class A Shares		Class I Shares	Class S Shares

Sales Charge (Load)	Percentage	Percentage
Amount of Purchase	of Offering	of
	Price*	Investment

Less than $50,000	4.75%	4.99%	No front-end sales charge.	No front-end sales charge.

$50,000 but less than $100,000	4.25%	4.44%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	1.00%	1.01%

Distribution (12b-1) and Service Fees	Subject to shareholder servicing fees of up to 0.25% annually of a Fund’s total average daily net assets attributable to Class A Shares.		No Distribution or Service Fees.	No Distribution or Service Fees.

Fund Expenses	Higher annual expenses than Class I Shares and Class S Shares.		Lower annual expenses than Class A Shares. Higher annual expenses than Class S Shares.	Lower annual expenses than Class A and Class I Shares.

*	The offering price of Class A Shares includes the front-end sale load.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in this prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Fund shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

37

Shareholder Information

Distribution Arrangements/Sales Charges
continued

You should note in particular that, if the Funds’ transfer agent is properly notified, as described in “Right of Accumulation” and “Combination Privilege” below, the “Amount of Purchase” in the above chart will be deemed to include all Class A Shares of the HSBC Investor Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under age 21. This includes, for example, any shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Fund shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all qualifying shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ transfer agent a signed written letter of intent to invest a total of at least $50,000 in one or more of the HSBC Investor Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances. See the SAI for additional details.

•

Letter of Intent. You inform a Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares that you already own, plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Funds that are money market funds (the “HSBC Investor Money Market Funds”)) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Investor Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Investor Fund, the reduced initial sales charge of 4.25% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the transfer agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

38

Shareholder Information

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Investor Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Investor Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the HSBC Investor Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser and its affiliates and any organization that provides services to the HSBC Investor Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted a Distribution (“12b-1”) Plan for the Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

The 12b-1 and shareholder servicing fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds.

•	The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% for the Class A Shares.

•	There are no Rule 12b-1 distribution and shareholder servicing fees paid from the Funds for Class I shares.

39

Shareholder Information

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Funds, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

40

Shareholder Information

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). Transaction fees are generally not charged for exchanges. You should note, however, that the Funds will charge a redemption/exchange fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption/exchange fee, see “Selling Your Shares—Redemption/Exchange Fee.”

You must meet the minimum investment requirements for the HSBC Investor Fund into which you are exchanging. Exchanges from one HSBC Investor Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Investor Fund that has no sales charge or a lower sales charge to an HSBC Investor Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any HSBC Investor Fund into which you wish to exchange shares.

Class A Shares of the Funds may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to hold them. In all other cases, you will receive Class A Shares of the HSBC Investor Money Market Funds in exchange for your Class A Shares of the HSBC Investor Funds.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports, as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

41

Shareholder Information

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is direct with a Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class I Shares and Class S Shares than for Class A Shares because Class I Shares and Class S Shares have lower operating expenses. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

Dividends on a Fund are paid monthly. Capital gains for a Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of a Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2012.

42

Shareholder Information

•

In most cases, dividends from a Fund are primarily attributable to interest and, therefore, do not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If a Fund reports a dividend as a capital gain distribution (e.g., when a Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when a Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacements pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

Information regarding the federal tax status of distributions made by a Fund will be mailed by February 15th of each year. The notice will tell you which dividends must be treated as taxable ordinary income, which (if any) qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of a Fund before it makes a taxable distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due.

•	Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to report distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2012.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•	There is a penalty on certain pre-retirement distributions from retirement accounts.

43

Financial Highlights

As of the fiscal year ended October 31, 2010, the Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

44

PRIVACY POLICY FOR
HSBC INVESTOR FUNDS

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information”) of customers (“you”) of the HSBC Investor Family of Funds (“we” or “us”). If you are an individual shareholder of record of any series of the Funds, we consider you to be a customer of the HSBC Investor Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Investor Family of Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, NA, HSBC Global Asset Management (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

This is not part of the prospectus

For more information about the Funds, the following documents are or will be available free upon request:

Annual/Semi-annual Reports:

Once the Funds commence operations, their annual and semi-annual reports to shareholders will contain additional information on the Funds’ investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or by contacting the Funds at:

HSBC Investor Funds P.O. Box 182845 Columbus, Ohio 43218-2845 Telephone: 1-800-782-8183

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-555-8090 or 1-800-SEC-0330.

•	Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782.

HSB-PU-GEM XXXX

STATEMENT OF ADDITIONAL INFORMATION

HSBC Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund

Ticker Symbol	Class A	Class I	Class S

HSBC Emerging Markets Debt Fund	HCGAX	HCGIX	HBESX

HSBC Emerging Markets Local Debt Fund	HBMAX	HBMIX	HBMSX

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.,
Investment Adviser to the Funds (the “Adviser”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUNDS DATED [DATE] (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated [DATE] of the Funds, by which shares of the Funds listed above (the “Funds”) are being offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

[DATE]

i

TAXATION	74

Tax Status of the Funds	74
Distributions in General	75
Dispositions	76
Backup Withholding	76
Other Taxation	76
Fund Investments	77
Foreign Tax Issues	78

OTHER INFORMATION	79

Capitalization	79
Independent Registered Public Accounting Firm	80
Counsel	80
Code of Ethics	80
Registration Statement	80
Financial Statements	80
Shareholder Inquiries	80

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: DESCRIPTION OF MUNICIPAL OBLIGATIONS	B-1

APPENDIX C: HSBC INVESTOR FUNDS, HSBC ADVISOR FUNDS TRUST, and HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY	C-1

APPENDIX D: PROXY VOTING POLICY AND PROCEDURES for HSBC GLOBAL ASSET MANAGEMENT (USA) INC., HSBC GLOBAL ASSET MANAGEMENT (HONG KONG) LIMITED, HSBC GLOBAL ASSET MANAGEMENT (SINGAPORE) LIMITED	D-1

GENERAL INFORMATION

THE FUNDS

          Each of the HSBC Emerging Markets Debt Fund (“EM Debt Fund”) and HSBC Emerging Markets Local Debt Fund (“EM Local Debt Fund”) (each a “Fund” and together the “Funds”) is a series of HSBC Investor Funds (the “Trust”), an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. Each Fund is “non-diversified,” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). On March 31, 2011, the HSBC Investor Global Emerging Markets Fixed Income Fund and HSBC Investor Global Emerging Markets Local Debt Fund changed their names to the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, respectively.

          Each Fund is described in this SAI. The Trust also includes certain equity, fixed income, asset allocation and money market funds (“Money Market Funds”) that are covered in separate Statements of Additional Information. As of the date of this SAI, the Funds have not commenced operations.

          Shares of the Funds are divided into three separate classes: Class A (the “Class A Shares”), Class I (the “Class I Shares”) and Class S (the “Class S Shares”). Shares of the Funds are continuously offered for sale by the Distributor at the applicable public offering price (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, “Shareholder Servicing Agents”), and (iii) to customers of a securities broker that has entered into a dealer agreement or shareholder servicing agreement (“Securities Brokers” and together with Shareholder Servicing Agents, “Servicing Agents”) with the Distributor. Certain share classes are subject to investment minimums. See the Prospectus and “Purchase of Shares” and “Sales Charges” in this SAI.

          See “Description Of Shares, Voting Rights, and Liabilities – The Trust,” and “Other Information – Capitalization” in this SAI for more information about the Trust.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

          There can be no assurance that the investment objectives of a Fund will be achieved. Except where otherwise indicated, the investment objective of a Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Funds remain an appropriate investment in light of their then-current financial position and needs.

EM DEBT FUND

          The investment objective of the Fund is to maximize total return (comprised of capital appreciation and income). The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that are economically tied to emerging markets. Investments will generally be made in U.S. dollar denominated instruments but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest its net assets in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives, such as foreign exchange futures, forward deliverable and non-forward deliverable agreements, and credit default swaps.

          An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country.

For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located’’ in the country where the relevant issuer or market is located. The term “emerging markets’’ includes any country: (i) having an “emerging stock market’’ as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank’’); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

          In choosing corporate debt securities on behalf of the Fund, the Adviser will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Fund may also invest in sovereign and supranational debt obligations (debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities). The Fund may invest in Eurodollar bank obligations and Yankee bank obligations, and may also invest in Brady Bonds, which are issued as a result of a restructuring of a country’s debt obligations to commercial banks under the “Brady Plan.”

          The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the J. P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2010 was 7.12 years. The Fund will compare its performance to that of the JP Morgan Emerging Market Bond Index Global.

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. In order to so qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

          The Fund may lend its securities to qualified brokers/dealers and other financial institutions for the purpose of realizing additional income. The Fund may also borrow money for temporary defensive purposes.

          The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in the following instruments: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations.and repurchase agreements collateralized by the securities listed above. The Fund may not achieve its investment objective while it is invested in a temporary defensive position.

          The Fund may invest without limitation in high yield securities (“junk bonds”) ,which are those securities rated lower than Baa by Moody’s Investors Service (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”), subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also use derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions), to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. The Fund may use derivatives primarily for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance returns when the Adviser believes the investment will assist the Fund in achieving its investment objectives.

EM LOCAL DEBT FUND

          The investment objective of the Fund is maximum total return (comprised of capital appreciation and income). The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries of emerging securities markets. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest without limit in debt instruments that are economically tied to emerging market countries. A debt instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) of the country, it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operations within the country, or has a percentage of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country.

          The term “emerging markets’’ includes any country: (i) having an “emerging stock market’’ as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the World Bank’; (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

          The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities. With respect to derivative instruments, generally such instruments are economically tied to emerging market countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies) of an emerging market country, interest rates associated with an emerging market country, or instruments or securities that are issued by foreign governments or issuers organized under the laws of an emerging market country. If the Fund invests more than 20% of its net assets, plus borrowings for investment purposes, in such derivatives, the underlying asset of such derivatives must be a debt instrument denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country.

          The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may also invest in instruments denominated in U.S. dollars. The Fund may invest in derivatives such as currency forwards, non-deliverable forwards, equity options, bond options, currency options, interest rate swaps or credit default swaps denominated in any currency. These instruments will be treated as investments in debt securities for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying asset of such derivative is a debt instrument denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country.

          In choosing securities on behalf of the Fund, the Adviser will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors the Adviser believes to be relevant.

          The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within two years (plus or minus) of a 50/50 blend of the JP Morgan Government Bond Index - Emerging Market Global Diversified and the JP Morgan Emerging Local Markets Index Plus, which as of December 31, 2010 was 2.38 years. The Fund will compare its performance to the same 50/50 blend of the JP Morgan Government Bond Index – Emerging Market Global Diversified and the JP Morgan Emerging Local Markets Index Plus.

          The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”)), and high yield securities (“junk bonds”), which are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P, subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

          Because the Fund is non-diversified, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of the Fund’s assets in one or relatively few issuers. This ability to invest in a relatively small number of issuers may present greater risks than in the case of a diversified mutual fund. However, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code. In order to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities.

          The Fund may seek a temporary defensive position when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. When the Fund is seeking a temporary defensive position, it may invest part or all of its assets in: time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO; short-term corporate obligations rated high-grade by an NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The Fund’s investment objective may not be achieved while it is invested in a temporary defensive position.

          The Fund may use derivatives to the extent set forth in the Prospectus, as supplemented by the additional disclosures in this SAI. The Fund may use derivatives for hedging purposes, cash management purposes, as a substitute for investing in equity or debt securities, or to enhance return returns when the Adviser believes the investment will assist the Fund in achieving its investment objectives.

INVESTMENT TECHNIQUES

          Each Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds and the main risks associated with those techniques.

          Unless otherwise indicated, each investment type or technique enumerated below applies to both Funds. In some cases, the omission of a Fund is not intended to imply that the Fund is excluded from using the particular investment type or technique. Generally, if a particular investment type or technique is not indicated as being applicable to a Fund, the particular investment type or technique will not be material to the investment strategies employed by such Fund, although any risk factors that are stated more generally with respect to any broader category of investment types or techniques covering such investments may still apply.

ASSET-BACKED SECURITIES

          The Funds may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described below or in a pay-through structure similar to the collateralized mortgage structure.

          Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

          As a temporary defensive measure, the Funds may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations (“S&Ls”).

          Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may not invest in time deposits maturing in more than seven days. The Funds will limit their investments in time deposits maturing from two business days through seven calendar days, and in securities deemed to be illiquid, to 15% of their total assets.

          The Funds will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Funds.

          The Funds may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

BRADY BONDS

          The Funds may invest a portion of their assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. Government securities.

          Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

          Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

CASH SWEEP PROGRAM

          Each Fund may participate in a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, a Fund’s uninvested cash balances and/or cash collateral from a securities lending program are used to purchase Class I Shares of the HSBC Investor Prime Money Market Fund (the “Prime Money Market Fund”). The Cash Sweep Program can reduce exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the Prime Money Market Fund sold to and redeemed from a Fund will not be subject to a sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2380(b)(9) of the Conduct Rules of FINRA, in connection with the purchase, sale, or redemption of such shares by a Fund, or the advisory fee for the investing Fund will be waived in an amount that offsets the amount of such sales charges and/or service fees incurred by that Fund. More detailed information about the Prime Money Market Fund may be found in its current Prospectus and the separate SAI that includes the various Money Market Funds.

CONVERTIBLE SECURITIES

          The Funds may invest in securities that are convertible into common stock. Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company’s common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value, and the option to convert to common shares becomes more valuable. See “Equity Securities” in this section.

          Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

DERIVATIVES

          The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or “derived” from, a traditional security, asset, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities, or as a part of a strategy to gain exposure to characteristics of investments in foreign markets through efficient portfolio management techniques. Included in the foregoing are investments in derivatives to create synthetic foreign bond positions. Certain Funds (as reflected in the Prospectus or in other sections of this SAI) may use derivatives to seek to enhance return when the Adviser believes the investment will assist the Fund in achieving its investment objectives.

EMERGING MARKETS

          The Funds may invest in emerging markets to the extent set forth in the Prospectus, and these investments present greater risk than investing in foreign issuers in general.

          A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in the past, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on a Fund’s investments. Investing in many former communist socialist countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy.

          Additional risk factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; the imposition of withholding and other taxes; adverse political, social or diplomatic developments limitations on the movement of funds or other assets of an investor between different countries; difficulties in invoking the legal process outside the United States and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. Investment in non-U.S. countries also involves higher brokerage and custodian expenses than does investment in U.S. securities traded on a U.S. securities exchange or market. The occurrence of adverse events affecting one particular emerging market country or region could have more widespread effect and adversely impact the global trading market for emerging market instruments. Many of the laws that govern private and foreign investment, securities transactions and other contractual relationships in certain emerging market countries, are relatively new and largely untested. As a result, an investor may be subject to a number of unusual risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, disregard of regulations on the part of other market participants, lack of established or effective avenues for legal redress, absence of standard practices and confidentiality customs characteristic of more developed markets and lack of consistent enforcement of existing regulations. Furthermore, it may be difficult to obtain and/or enforce a judgment in certain countries in which assets of an investor are invested. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on an investor (such as a Fund) and its investments.

          The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the World Bank; (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market as described above. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Company Debt. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by a Fund. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Funds’ assets should these conditions recur.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The issuers of the sovereign debt securities in which the Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

          Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

          The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer’s balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market’s trading partners could also adversely affect the country’s exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than U.S. dollars or non-emerging market currencies, their ability to make debt payments denominated in U.S. dollars or non-emerging market currencies could be affected.

          To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

          Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Liquidity, Trading Volume, Regulatory Oversight. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The lack of liquidity could have an adverse effect on the value of a Fund’s holdings, and on a Fund’s ability to dispose of such holdings in response to a specific adverse economic event, such as the deterioration in credit worthiness of a particular debtor. Some of the stocks of countries that may be selected by the Adviser for purchase or sale by a Fund may have insufficient market liquidity to allow the relevant Fund to purchase such stocks in such amounts or at such prices as the Adviser may deem reasonable for investment under such strategy and/or there may not be a readily available means by which the Fund can gain exposure to such country’s securities markets. Foreign investors in emerging markets may be limited in their ability to invest in certain industries. In addition, there is often a limit on total foreign holdings. To the extent that the ceiling has been reached in that industry, further investment by foreign investors may not be permitted. Accordingly, the ability of a Fund to invest in certain companies may be restricted, and there can be no assurance that additional restrictions on investments permissible for foreign investors will not be imposed in the future.

          The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

          Disclosure and regulatory standards in emerging markets are in many respects less stringent than U.S. standards. Issuers in lesser developed and emerging markets are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of such an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. There is substantially less publicly available information about such issuers than there is about U.S. issuers. In addition, such issuers are not subject to regulations similar to the U.S. Sarbanes-Oxley Act of 2002, which imposes many restrictions and mandates on the activities of companies. There is less regulation and monitoring by regulators of lesser developed and emerging market securities markets and the activities of investors, brokers and other participants than in the United States. Moreover, issuers of securities in lesser developed and emerging markets are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements and the timely disclosure of information. There is also less publicly available information about lesser developed and emerging market companies than U.S. companies.

Default, Legal Recourse. The Funds may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund’s ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. Moreover, if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in the emerging market because the emerging market may not be a party to any international treaty with respect to the recognition or enforcement of foreign judgments. Provisions of emerging markets laws regulate the enforcement of foreign judgments and such laws may contain broad exceptions and involve long delays in obtaining a judgment. For example, an emerging markets court may not enforce any foreign judgment if it viewed the amount of damages awarded as excessive or inconsistent with practice in that country. A party seeking to enforce a foreign judgment in an emerging market may also be required to obtain approval from the central bank of that emerging market to execute such judgment or to repatriate any amount recovered outside of the emerging market. The political context, expressed as an emerging market governmental issuer’s willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Certain Risks of Holding Assets Outside the United States. A Fund generally holds its non-U.S. securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and therefore expose a Fund to additional risk. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in higher operating expenses for the Fund as compared to funds that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Inflation. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Withholding. Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund’s net asset value (“NAV”) may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Foreign Currencies. A Fund’s investments in emerging markets securities involve risks relating to currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the foreign currencies in which the Fund’s portfolio securities are denominated, and costs associated with conversion of investment principal and income from one currency into another. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund’s NAV.

EQUITY SECURITIES

          The Funds may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate.

          Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

          Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

EURODOLLAR AND YANKEE BANK OBLIGATIONS

          The Funds may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

EXCHANGE TRADED FUNDS

          ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Investment Company Securities” below.

EXCHANGE TRADED NOTES (EM DEBT FUND ONLY)

          The Fund may invest in exchange traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities and trade on a major exchange similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An investor’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If an investor must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If an investor holds its investment in an ETN until maturity, the issuer will give the investor a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

FIXED INCOME SECURITIES

          The Funds may invest in fixed income securities. To the extent a Fund invests in fixed income securities, the value of the Fund’s investment may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. A Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

          For purposes of any minimum requirements set forth herein that are based upon an NRSRO’s ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A security that has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

          Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See “Foreign Securities” below.

FLOATING AND VARIABLE RATE OBLIGATIONS

          Certain obligations that the Funds may purchase may have a floating or variable rate of interest. The interest payable on instruments with floating or variable rates of interest changes in accordance with specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under “Foreign Securities,” below.

          Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

          The Funds may also buy variable rate master demand notes. The terms of the obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund’s investment in money market instruments.

          Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on U.S. Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

          Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

          The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date that may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

          The Funds may invest in foreign currency exchange related securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) (“CEWs”(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the “OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLs”(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper (“PIPs”(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN SECURITIES

          The Funds may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of a Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. For example, significant uncertainty surrounds the effect of the Euro (the official currency of the European Union) on the value of securities denominated in local European currencies. These and other currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

          The Funds may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts (“forward contracts”) are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. By entering into transactions in forward contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses that will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

          A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security.

          The Funds may each also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. See “Options and Futures and Related Risks” in this section.

          The Funds may each also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

          There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with a Fund’s obligation under the forward contract. On the date of maturity, a Fund may be exposed to some risk of loss from fluctuations in that currency. When a Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

          Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates. The Funds that may use derivatives to enhance their returns may enter into transactions in forward contracts for purposes other than hedging, which presents greater profit potential but also involves increased risk of losses that will reduce their gross income. If the expected changes in the value of the currency occur, a Fund will realize profits that will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses that will reduce its gross income. Such transactions, therefore, could be considered speculative.

FUTURES CONTRACTS

          The Funds may buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as “stock index futures”), (2) an individual stock (“single stock futures”), (3) other broadly-based securities indices (these are referred to as “financial futures”), and (4) foreign currencies. A broadly-based stock index is used as the basis for trading stock index futures. They may, in some cases, be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

          A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the securities or to make or accept the cash settlement called for by the contract at a specified price on a specified date.

          A Fund may enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if a Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund’s futures contracts would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, the Fund may purchase a futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, a Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

          While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as “margin.” The initial deposit required will vary, but may be as low as 2% or less of a contract’s face value. Daily thereafter, the futures contract is valued through a process known as “marking to market,” and a Fund may receive or be required to pay additional “variation margin” as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

          When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell a Fund’s portfolio securities.

          The ability to hedge effectively all or a portion of a Fund’s portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the Fund’s portfolio. If the securities (or the securities comprising the index) underlying a futures contract are different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and a Fund could sustain losses on the hedging transactions that would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses on both the hedging transaction and the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transactions had not been undertaken.

          The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for a Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.

          The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Investments in futures contracts also entail the risk that if the Adviser’s investment judgment about the general direction of interest rates is incorrect, a Fund’s overall performance may be poorer than if the Fund had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund’s portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund’s futures positions. In addition, in such situations, if a Fund has insufficient cash, bonds may have to be sold from the Fund’s portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices that reflect the rising market.

          Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions that may be held by a trader, whether acting alone or in concert with others.

          Pursuant to claims for exemption filed with the Commodity Futures Trading Commission (“CFTC”) and/or the National Futures Association on behalf of the Funds and the Adviser, the Funds and the Adviser are not deemed to be a “commodity pool” or a “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to the CFTC regulations, the substantive limitations set forth in the Trust’s exemption filing with respect to its use of futures contracts are no longer applicable.

          When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with a Fund’s custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

HIGH YIELD/HIGH RISK SECURITIES

          The Funds may invest in high yield/high risk securities. Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”),, or lower than BBB by Standard & Poor’s (“S&P”) are referred to as “non-investment grade,” “high yield” or “junk” bonds. In general, the market for lower rated, high-yield bonds is more limited than the market for higher rated bonds, and because their markets may be thinner and less active, the market prices of lower rated, high-yield bonds may fluctuate more than the prices of higher rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks that may be associated with lower rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower yielding bonds; and legislation, from time to time, which may adversely affect their market. A description of the ratings used herein and in the Prospectus is set forth in Appendix A to this SAI.

          Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Funds to achieve their investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities that pay interest periodically and in cash. The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily NAV of the Funds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

          The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

HYBRID INSTRUMENTS

          A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

          Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Funds.

          Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

          Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES

          Each Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”) or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

          The Adviser may determine that a particular Rule 144A security is liquid and thus not subject to a Fund’s limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVERSE FLOATING RATE OBLIGATIONS

          The Funds may invest in inverse floating rate obligations (“inverse floaters”). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater Collateralized Mortgage Obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

INVESTMENT COMPANY SECURITIES

          Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, an investor becomes a shareholder of that investment company. As a result, a Fund’s shareholders indirectly will bear the underlying fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses a Fund’s shareholders directly bear in connection with a Fund’s own operations.

          Generally, under the 1940 Act and related rules, a Fund may purchase an unlimited amount of shares of an affiliated fund or a money market fund. A Fund may also purchase shares of an unaffiliated fund as long as: (1) the Fund doesn’t invest more than 5% of its total assets in the securities of any one investment company (ETF or other mutual funds); (2) the Fund doesn’t own more than 3% of the outstanding voting stock of any one investment company; or (3) the Fund doesn’t invest more than 10% of its total assets in the securities of other investment companies. A Fund may exceed the limits if (i) the unaffiliated fund or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the unaffiliated fund and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

          The Trust may, in the future, seek to achieve the investment objective of the Funds by investing all of their assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as the Funds (i.e., under a master/feeder arrangement). In such event, the investment advisory contracts for the Funds would be terminated. Such change would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Funds were to continue to be invested directly in portfolio securities.

          Investments in securities issued by other investment companies present the following risks:

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause a Fund to underperform other similar funds or cause you to lose money, and that a Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that a Fund may invest in underlying funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the underlying funds or otherwise.

LENDING OF PORTFOLIO SECURITIES

          Except as noted below, the Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets. Loans of portfolio securities may be made to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities may earn income for a Fund and are collateralized by cash, cash equivalent or U.S. Government securities. A Fund might experience a loss if the financial institution defaults on the loan or investments made with any cash collateral received falls in value. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET SECURITIES

          Each Fund’s investments in money market instruments will consist of: (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody’s or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; (v) repurchase agreements; and (vi) shares of money market funds, which may include the Prime Money Market Fund. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

          Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

MORTGAGE DOLLAR ROLL TRANSACTIONS

          A Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, a Fund will not be entitled to receive any interest or principal paid on the securities sold. A Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. A Fund may also be compensated by receipt of a commitment fee.

MORTGAGE-RELATED SECURITIES

          The Funds may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

          There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year FNMA 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case, the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

          Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

          Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

          Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

          Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

          The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

          FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government- sponsored corporation formerly owned by the 12 Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

          In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

          On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. As one of those steps, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.

          FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The steps taken in connection with the conservatorship are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

          Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

          FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the

Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

          In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

          Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

          In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

          The assets underlying mortgage-backed securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

          CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

          If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

          The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage- backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

          CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

          An SMBS is usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

          Although an SMBS is typically purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

          The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

          Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

OPTIONS AND FUTURES AND RELATED RISKS

          The Funds may invest in options and futures contracts to the extent set forth in the Prospectus and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of a Fund. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit the potential of a Fund to realize gains as well as limit their exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position.

Options on Securities. A “call option” is a contract sold for a price (the “premium”) giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if a Fund writes an option which expires unexercised or is closed out by a Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to a Fund’s position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

          A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option a Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by a Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

          A Fund may also write combinations of put and call options on the same security, a practice known as a “straddle.” By writing a straddle, a Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and a Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option on a portfolio security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by a Fund solely for hedging purposes, and may involve certain risks that are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

          A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit a Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

          Options on Securities Indices. A Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.

          A Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund’s investment. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

          A Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Fund’s security holdings.

          The purchase of call options on securities indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with a Fund’s Portfolio. The ability of a Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund’s portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, a Fund’s hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy that would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, future contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and on the portfolio securities. In such instances, a Fund’s overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, a Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where a Fund enters into forward contracts as a “cross hedge” (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

          The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, futures contract or forward contract approaches.

          The trading of options, futures contracts and forward contracts also entails the risk that, if the Adviser’s judgment as to the general direction of interest or exchange rates is incorrect, a Fund’s overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

          Certain Funds may each purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, those Funds will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and a Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on a Fund’s ability effectively to hedge its portfolio.

          The liquidity of a secondary market in an option or futures contract may be adversely affected by “daily price fluctuation limits,” established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent a Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which a Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for a Fund to respond in a timely manner.

          In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund’s position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

          Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the CFTC has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations that would make it difficult or impossible for a Fund to enter into the trading strategies identified herein or to liquidate existing positions.

          As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. A Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by a Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, a Fund may elect to take delivery of such currencies. Under such circumstances, a Fund may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, a Fund may hold such currencies for an indefinite period of time if the Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Adviser anticipates favorable movements in such rates.

          While the holding of currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes a Fund to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could also adversely affect a Fund’s hedging strategies. Certain tax requirements may limit the extent to which a Fund will be able to hold currencies.

OTHER DEPOSITARY RECEIPTS (CDRS, EDRS, GDRS)

          The Funds may invest in depositary receipts. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets.

The Funds may invest in EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

          There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

          In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

REPURCHASE AGREEMENTS

          The Funds may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers’ acceptances. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, a Fund will seek to liquidate such collateral. The exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

          The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. While the managements of the Trust acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SHORT SALES

          The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

          When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

          If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

          To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until a Fund replaces the borrowed security. A short sale is “against the box” to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

SHORT-TERM TRADING

          The Funds may engage in short-term trading. Although the Funds will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management’s view to achieve the investment objective of a Fund. A change in the securities held by a Fund is known as “portfolio turnover.” Management does not expect that in pursuing a Fund’s investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with each Fund’s investment objective. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing a Fund’s investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to a Fund.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

          The Funds may invest in sovereign and supranational debt obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SWAPS, CAPS, FLOORS AND COLLARS

          The Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

          The swaps in which a Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

          The Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities.

          Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

          The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser were incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT SECURITIES

          The Funds may invest in U.S. Government securities to the extent set forth in the prospectus and this SAI. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

          Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WARRANTS

          A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of a Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

          The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery. If the other party to a when-issued transaction fails to deliver or pay for the security, a Fund could miss a favorable price or yield opportunity or suffer a loss.

          The Funds may invest in “when-issued” municipal obligations. New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the Fund and the amount that the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a “when-issued” or “forward delivery” municipal obligation is accrued by a Fund until delivery occurs. Although a Fund only makes commitments to purchase “when-issued” or “forward delivery” municipal obligations with the intention of actually acquiring them, the Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

          Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, the Fund may realize a capital gain, which is not exempt from federal income taxation.

          Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fund enters into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of a Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, the Fund’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

ZERO COUPON OBLIGATIONS

          The Funds may invest in zero coupon obligations, which are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. A Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund’s distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

PORTFOLIO TURNOVER

          The Adviser manages each Fund generally without regard to restrictions on portfolio turnover. In general, a Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for a Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing a Fund’s portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to each Fund, including brokerage commissions, and the realization of capital gains that are taxable to the Fund’s shareholders tend to increase as the portfolio turnover increases.

          If a Fund has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund, and the realized capital gains and losses may be greater than those of a Fund with a lesser portfolio turnover rate. See “Portfolio Transactions” and “Tax Matters.” The Funds have not commenced operations as of the date of this SAI.

PORTFOLIO TRANSACTIONS

          The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Funds. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although each Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for a Fund with a broker-dealer affiliate of the Adviser.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

          Generally, fixed income securities and money market securities are traded on a principal basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, N.A. (“HSBC Bank”) the Adviser, a Fund or the Distributor are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, a Fund or the Distributor may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

          The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers need to take in order to ensure such qualification.

          Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

          The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

          If a Fund invests primarily in fixed income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, such Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

          In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Fund’s investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect. The Funds have not commenced operations as of the date of this SAI and thus have not paid any brokerage commissions.

PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures for the Trust relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust. Disclosure of information regarding the portfolio holdings of the Funds occurs only upon the determination, by the Trust’s Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Funds’ shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser or its principal underwriter.

          Pursuant to applicable law, the Trust are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are also available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com.

          The Trust’s website also provides information about each Fund’s top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trust may publish the Funds’ full portfolio holdings fifteen (15) days after the end of each month. This information is available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

          The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s custodian, the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and NRSROs, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

          The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

          Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (between 60-70 days after the end of each quarter), Bloomberg L.P. (60 days after the end of each quarter) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

          No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

          Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

          The Trust, with respect to each Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding voting securities” of a Fund. The term “majority of the outstanding voting securities” as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities.” The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          The Funds are subject to the following non-fundamental restrictions, in addition to the fundamental and non-fundamental restrictions set forth below.

1.

The Funds may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

2.

The Funds may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities, except under such conditions as may be set forth in the prospectus and in this SAI..

3.

The Funds may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

          As a matter of fundamental policy, the Funds will not (except that none of the following investment restrictions shall prevent the Funds from investing all of their assets in separate registered investment companies with substantially the same investment objectives):

1.	borrow money, except to the extent permitted under the 1940 Act;

2.	issue any senior securities, except as permitted under the 1940 Act;

3.

act as underwriter of securities within the meaning of the 1933 Act, except insofar as they might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

4.

purchase or sell real estate, provided that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.

purchase or sell commodities or commodity contracts, except that the Funds may deal in forward foreign exchange transactions between currencies of the different countries in which they may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.

make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

7.

purchase any securities, which would cause 25% or more of the value of each Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

          In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number 7. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

PERCENTAGE AND RATING RESTRICTIONS

          If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Funds’ Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

          The Trust may, from time to time, include the total return, annualized “yield,” “effective yield” and “tax equivalent yield” quotations for a Fund, computed in accordance with formulas prescribed by the SEC, in advertisements or reports to shareholders or prospective investors.

          Quotations of yield for a Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2	[(a – b + 1)[6] – 1]
cd

where

a =	dividends and interest earned during the period,

b =	expenses accrued for the period (net of reimbursements),

c =	the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =	the maximum offering price per share on the last day of the period.

          Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Each Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

          Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures (after taxes on distributions) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

          Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. All total return figures (after taxes on distributions and redemption) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds.

          Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the yield of a Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

          Broker-dealers and other intermediaries may charge customers direct fees in connection with an investment in a Fund, which has the effect of reducing the net return on the investment of their customers. These shareholders may be charged one or more of the following types of fees: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

          Conversely, the Trust has been advised that certain broker-dealers and other intermediaries may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the intermediary from a Fund, which will have the effect of increasing the net return on the investment of such shareholders. Such shareholders may be able to obtain through their intermediary quotations reflecting such decreased or increased return.

EM Debt Fund -- Related Performance of Other Accounts

The Fund is newly organized and does not yet have its own performance record. However, the tables below set forth the performance data relating to a composite of the performance of all accounts managed by the Adviser on a fully discretionary basis with a substantially similar investment objective, policies and strategies as the Fund (the “Related Emerging Markets Debt Fund Composite”). The Related Emerging Markets Debt Fund Composite includes historical composite returns produced by the Adviser’s global emerging markets fixed income team while employed at a previous advisor, Atlantic Advisors, which was acquired by the Adviser in

June 2005, as well as the performance results produced by the global emerging markets fixed income team since joining the Adviser.

The tables also show the returns of the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”), which is provided to represent the investment environment existing at the time periods shown. The EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The EMBI Global is unmanaged, and an investor may not invest directly in an index. No performance information is shown for the Fund, which does not have a full year of performance as of the date of this prospectus. The composite data is provided to illustrate the past performance of the Adviser’s global emerging markets fixed income team, both currently and while employed at a previous adviser, in managing substantially similar accounts as measured against a market index (i.e., the EMBI Global). The composite data does not represent the performance of the Fund, and the accounts comprising the Related Emerging Markets Debt Fund Composite are separate and distinct from the Fund. Moreover, the performance of these accounts is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the Related Emerging Markets Debt Fund Composite.

The “net of fees” performance figures for the Related Emerging Markets Debt Fund Composite reflect the fees and expenses of the Related Emerging Markets Debt Fund Composite and have not been adjusted to reflect the management fee and other expenses payable by the Fund. The “gross of fees” performance figures for the Related Emerging Markets Debt Fund Composite do not reflect the fees and expenses of the Related Emerging Markets Debt Fund Composite or the Fund. The accounts comprising the Related Emerging Markets Debt Fund Composite are not registered as investment companies under the Investment Company Act of 1940, as amended. The performance of the Related Emerging Markets Debt Fund Composite could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as investment companies under the U.S. federal securities and tax laws. For example, due to such regulatory requirements, restrictions and limitations, the Fund may not be able to hold as large a position in certain securities as the Related Emerging Markets Debt Fund Composite. Additionally, although it is anticipated that the Fund and the Related Emerging Markets Debt Fund Composite may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings.

Related Emerging Markets Debt Fund Composite performance has been prepared in compliance with Global Investment Performance Standards (“GIPS®”). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the SEC’s method. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund’s total operating expenses are expected to be higher than those of the Related Emerging Markets Debt Fund Composite; if the Fund’s expenses were reflected, the performance shown would be lower.

The historical performance of the Related Emerging Markets Debt Fund Composite is not that of the Fund, and is not necessarily indicative of the Fund’s future results. Past performance is not indicative of future returns, and the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Year-to-Date Total Return (Net of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Debt Fund Composite Total Return (%)	2.50
EMBI Global Return (%)	2.42

Year-to-Date Total Return (Gross of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Debt Fund Composite Total Return (%)	2.95
EMBI Global Return (%)	2.42

Annual Total Returns (Net of Fees):

Year Ended December 31,	Related Emerging Markets Debt Fund Composite Total Return (%)	EMBI Global Return (%)	Related Emerging Markets Debt Fund Composite Total Assets (U.S. $ million)

2010	11.94	12.04	1363.19
2009	32.02	28.18	682.38
2008	-12.17	-10.91	291.66
2007	5.55	6.28	742.07
2006	13.16	9.88	273.26
2005	14.22	10.73	346.05
2004	13.57	11.73	331.37
2003	32.81	25.67	291.78
2002	13.23	13.11	219.69
2001	2.20	1.36	479.09
2000	15.31	14.4	480.71
1999	30.24	24.18	251.35
1998*	25.09	11.48	53.87

* Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Annual Total Returns (Gross of Fees):

Year Ended December 31,	Related Emerging Markets Debt Fund Composite Total Return (%)	EMBI Global Return (%)	Related Emerging Markets Debt Fund Composite Total Assets (U.S. $ million)

2010	13.46	12.04	1363.19
2009	33.64	28.18	682.38
2008	-11.17	-10.91	291.66
2007	6.32	6.28	742.07
2006	14.03	9.88	273.26
2005	15.52	10.73	346.05
2004	14.2	11.73	331.37
2003	36.54	25.67	291.78
2002	16.52	13.11	219.69
2001	2.56	1.36	479.09
2000	16.96	14.4	480.71
1999	31.27	24.18	251.35
1998*	25.40	11.48	53.87

* Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Average Annual Total Returns (Net of Fees):

As of December 31, 2010	1-Year	Since Inception*

Related Emerging Markets Debt Fund Composite Total Return (%)	11.94	15.23
EMBI Global Return (%)	12.04	12.33

* Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Average Annual Total Returns (Gross of Fees):

As of December 31, 2010	1-Year	Since Inception*

Related Emerging Markets Debt Fund Composite Total Return (%)	13.46	16.68
EMBI Global Return (%)	12.04	12.33

* Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Monthly Total Returns (Net of Fees)*:

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

2011	Net of Fees	-0.57	0.13	1.65	1.29	—	—	—	—	—	—	—	—	1
	EMBI Global Return (%)	-0.54	0.29	1.27	1.39	—	—	—	—	—	—	—	—
2010	Net of Fees	0.29	1.12	3.19	0.99	-2.44	1.85	4.44	1.96	1.92	1.90	-3.49	-0.15	2
	EMBI Global Return (%)	0.37	1.42	2.33	0.76	-1.58	2.01	4.12	2.33	1.68	1.72	-3.18	-0.33
2009	Net of Fees	1.03	-1.13	2.22	6.26	4.53	1.47	4.31	2.57	5.23	0.41	0.74	0.74	2
	EMBI Global Return (%)	0.85	-1.19	3.74	5.39	3.78	1.32	3.09	1.90	4.92	0.15	1.05	0.32
2008	Net of Fees	0.35	-0.39	-0.81	0.96	0.38	-1.88	0.84	0.10	-6.19	-13.08	1.62	6.51	2
	EMBI Global Return (%)	0.84	-0.17	-0.04	1.01	0.12	-1.93	1.11	0.81	-6.84	-14.89	2.48	7.77
2007	Net of Fees	-0.25	1.31	0.78	1.32	0.71	-1.67	-1.39	-0.16	3.06	2.85	-1.60	0.61	4
	EMBI Global Return (%)	-0.31	1.72	0.97	0.87	-0.38	-1.89	-0.90	1.21	2.27	2.38	-0.37	0.62
2006	Net of Fees	2.53	2.65	-1.30	0.08	-2.38	-0.28	3.28	2.11	0.71	2.39	1.34	1.47	3
	EMBI Global Return (%)	1.20	2.22	-1.90	-0.08	-2.05	-0.01	3.27	2.60	0.56	1.85	1.27	0.67
2005	Net of Fees	0.40	1.59	-3.17	0.86	3.26	3.64	0.27	1.38	3.35	-1.63	2.01	1.63	3
	EMBI Global Return (%)	0.63	0.67	-2.55	1.58	2.99	1.78	-0.25	1.94	1.69	-1.48	1.53	1.85
2004	Net of Fees	0.66	-0.22	2.71	-5.77	-0.97	1.54	2.93	4.11	1.92	1.85	1.64	2.76	1
	EMBI Global Return (%)	0.51	0.35	2.49	-5.43	-1.48	1.47	2.97	4.13	1.67	1.61	0.70	2.51
2003	Net of Fees	2.43	2.87	2.45	6.83	4.85	0.78	-2.13	2.73	2.89	1.48	2.09	1.70	1

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

	EMBI Global Return (%)	1.65	3.20	1.62	5.70	4.15	0.00	-3.54	2.44	3.51	0.49	1.23	2.94
2002	Net of Fees	1.87	4.62	0.86	1.41	-0.93	-7.19	-6.37	8.82	-3.99	7.81	3.81	3.18	1
	EMBI Global Return (%)	1.85	3.75	0.11	0.98	-0.52	-5.04	-4.53	7.32	-2.77	6.15	2.84	3.07
2001	Net of Fees	5.60	-1.48	-1.44	-0.07	2.01	2.32	-4.85	4.37	-3.25	-0.48	-1.14	1.09	2
	EMBI Global Return (%)	4.82	-1.33	-1.12	-0.48	2.41	1.53	-5.18	4.48	-3.27	0.05	-1.28	1.19
2000	Net of Fees	-0.38	5.96	3.05	-1.02	-2.48	5.33	2.87	3.25	-1.41	-2.23	-0.29	2.14	3
	EMBI Global Return (%)	-1.54	5.37	2.72	-1.84	-2.31	4.66	2.86	3.19	-1.08	-2.03	-0.40	4.42
1999	Net of Fees	-0.63	2.21	5.44	9.36	-6.80	3.14	-2.20	0.66	1.98	5.15	3.61	5.77	2
	EMBI Global Return (%)	-2.28	0.99	6.63	6.15	-5.16	3.84	-1.67	0.07	3.14	3.54	2.68	4.63
1998	Net of Fees	—	—	—	—	—	—	—	—	—	13.42	10.57	-0.26	1
	EMBI Global Return (%)	—	—	—	—	—	—	—	—	—	6.39	6.86	-1.94

* Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

Monthly Total Returns (Gross of Fees)*:

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

2011	Gross of Fees	-0.46	0.23	1.76	1.40	—	—	—	—	—	—	—	—	1
	EMBI Global Return (%)	-0.54	0.29	1.27	1.39	—	—	—	—	—	—	—	—
2010	Gross of Fees	0.40	1.23	3.30	1.10	-2.33	1.96	4.55	2.12	2.03	2.01	-3.38	-0.04	2
	EMBI Global Return (%)	0.37	1.42	2.33	0.76	-1.58	2.01	4.12	2.33	1.68	1.72	-3.18	-0.33

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

2009	Gross of Fees	1.14	-1.03	2.33	6.36	4.64	1.57	4.41	2.67	5.34	0.51	0.85	0.85	2
	EMBI Global Return (%)	0.85	-1.19	3.74	5.39	3.78	1.32	3.09	1.90	4.92	0.15	1.05	0.32
2008	Gross of Fees	0.43	-0.31	-0.73	1.05	0.47	-1.78	0.95	0.21	-6.09	-12.99	1.73	6.62	2
	EMBI Global Return (%)	0.84	-0.17	-0.04	1.01	0.12	-1.93	1.11	0.81	-6.84	-14.89	2.48	7.77
2007	Gross of Fees	-0.22	1.39	0.81	1.36	0.74	-1.59	-1.32	-0.09	3.13	2.92	-1.53	0.68	4
	EMBI Global Return (%)	-0.31	1.72	0.97	0.87	-0.38	-1.89	-0.90	1.21	2.27	2.38	-0.37	0.62
2006	Gross of Fees	2.57	2.69	-1.26	0.12	-2.34	-0.21	3.33	2.15	0.74	2.44	1.37	1.78	3
	EMBI Global Return (%)	1.20	2.22	-1.90	-0.08	-2.05	-0.01	3.27	2.60	0.56	1.85	1.27	0.67
2005	Gross of Fees	0.44	1.63	-3.13	0.90	3.30	3.68	0.31	1.41	3.39	-1.59	2.05	2.33	3
	EMBI Global Return (%)	0.63	0.67	-2.55	1.58	2.99	1.78	-0.25	1.94	1.69	-1.48	1.53	1.85
2004	Gross of Fees	0.69	-0.19	2.74	-5.74	-0.94	1.58	2.97	4.14	1.95	1.88	1.67	2.97	1
	EMBI Global Return (%)	0.51	0.35	2.49	-5.43	-1.48	1.47	2.97	4.13	1.67	1.61	0.70	2.51
2003	Gross of Fees	2.47	3.94	2.49	6.87	4.88	0.81	-2.09	2.76	2.92	1.52	2.12	3.14	1
	EMBI Global Return (%)	1.65	3.20	1.62	5.70	4.15	0.00	-3.54	2.44	3.51	0.49	1.23	2.94
2002	Gross of Fees	4.41	4.68	0.90	1.44	-0.89	-7.16	-6.34	8.86	-3.95	7.84	3.85	3.21	1
	EMBI Global Return (%)	1.85	3.75	0.11	0.98	-0.52	-5.04	-4.53	7.32	-2.77	6.15	2.84	3.07
2001	Gross of Fees	5.63	-1.45	-1.41	-0.04	2.04	2.35	-4.83	4.41	-3.23	-0.45	-1.11	1.12	2
	EMBI Global Return (%)	4.82	-1.33	-1.12	-0.48	2.41	1.53	-5.18	4.48	-3.27	0.05	-1.28	1.19
2000	Gross of Fees	-0.33	6.01	3.10	-0.98	-1.85	5.36	2.90	3.28	-1.38	-2.20	-0.26	2.55	3

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

	EMBI Global Return (%)	-1.54	5.37	2.72	-1.84	-2.31	4.66	2.86	3.19	-1.08	-2.03	-0.40	4.42
1999	Gross of Fees	-0.55	2.30	5.52	9.45	-6.72	3.23	-2.15	0.71	2.03	5.20	3.66	5.81	2
	EMBI Global Return (%)	-2.28	0.99	6.63	6.15	-5.16	3.84	-1.67	0.07	3.14	3.54	2.68	4.63
1998	Gross of Fees	—	—	—	—	—	—	—	—	—	13.52	10.66	-0.18	1
	EMBI Global Return (%)	—	—	—	—	—	—	—	—	—	6.39	6.86	-1.94

* Since October 1, 1998 (inception date of the Related Emerging Markets Debt Fund Composite).

EM Local Debt Fund -- Related Performance of Other Accounts

The Fund is newly organized and does not yet have its own performance record. However, the tables below set forth the performance data relating to a composite of the performance of all accounts managed by the Adviser on a fully discretionary basis with a substantially similar investment objective, policies and strategies as the Fund (the “Related Emerging Markets Local Debt Fund Composite”).

Depending on the relevant time period, the tables also show the returns for either the J.P. Morgan Government Bond Index – Emerging Markets Global Diversified (the “GBI-EM Global Diversified”), or a 50/50 blend of the GBI-EM Global Diversified and the J.P. Morgan Emerging Local Markets Index Plus (the “ELMI+”). The benchmarks are provided to represent the investment environment existing at the time periods shown. Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets.

The GBI-EM Global Diversified is an unmanaged index of debt instruments of 14 emerging countries and the ELMI+ tracks total returns for local-currency-denominated money market instruments in the emerging markets. The GBI-EM Global Diversified and the ELMI+ are unmanaged, and an investor may not invest directly in either index. No performance information is shown for the Fund, which does not have a full year of performance as of the date of this prospectus. The composite data is provided to illustrate the past performance of the global emerging markets fixed income team in managing substantially similar accounts as measured against a market index (i.e., the GBI-EM Global Diversified or a 50/50 blend of the GBI-EM Global Diversified and ELMI+). The composite data does not represent the performance of the Fund, and the accounts comprising the Related Emerging Markets Local Debt Fund Composite are separate and distinct from the Fund. Moreover, the performance of these accounts is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the Related Emerging Markets Local Debt Fund Composite.

The “net of fees” performance figures for the Related Emerging Markets Local Debt Fund Composite reflect the fees and expenses of the Related Emerging Markets Local Debt Fund Composite and have not been adjusted to reflect the management fee and other expenses payable by the Fund. The “gross of fees” performance figures for the Related Emerging Markets Local Debt Fund Composite do not reflect the fees and expenses of the Related Emerging Markets Local Debt Fund Composite or the Fund. The accounts comprising the Related Emerging Markets Local Debt Fund Composite are not registered as investment companies under the Investment Company Act of 1940, as amended. The performance of the Related Emerging Markets Local Debt

Fund Composite could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as investment companies under the U.S. federal securities and tax laws. For example, due to such regulatory requirements, restrictions and limitations, the Fund may not be able to hold as large a position in certain securities as the Related Emerging Markets Local Debt Fund Composite. Additionally, although it is anticipated that the Fund and the Related Emerging Markets Local Debt Fund Composite may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings.

Related Emerging Markets Local Debt Fund Composite performance has been prepared in compliance with the Global Investment Performance Standards (“GIPS®”). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the SEC’s method. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund’s total operating expenses are expected to be higher than those of the Related Emerging Markets Local Debt Fund Composite; if the Fund’s expenses were reflected, the performance shown would be lower.

The historical performance of the Related Emerging Markets Local Debt Fund Composite is not that of the Fund, and is not necessarily indicative of the Fund’s future results. Past performance is not indicative of future returns, and the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Year-to-Date Total Return (Net of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Local Debt Fund Composite Total Return (%)	6.59
50/50 blend of the GBI-EM Global Diversified and the ELMI+ Return (%)*	7.35

* Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for a 50/50 blend of the GBI-EM Global Diversified and the ELMI+.

Year-to-Date Total Return (Gross of Fees):

As of April 30, 2011	YTD

Related Emerging Markets Local Debt Fund Composite Total Return (%)	6.67
50/50 blend of the GBI-EM Global Diversified and the ELMI+ Return (%)*	7.35

* Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for a 50/50 blend of the GBI-EM Global Diversified and the ELMI+.

Annual Total Returns (Net of Fees):

Year Ended December 31,	Related Emerging Markets Local Debt Fund Composite Total Return (%)	GBI-EM Global Diversified Return (%)*	Related Emerging Markets Local Debt Fund Composite Total Assets (U.S. $ million)

2010	14.19	15.68	760.40
2009	26.50	21.98	118.00
2008	-4.60	-5.22	78.64
2007**	6.36	7.63	30.58

* Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

** Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

Annual Total Returns (Gross of Fees):

Year Ended December 31,	Related Emerging Markets Local Debt Fund Composite Total Return (%)	GBI-EM Global Diversified Return (%)*	Related Emerging Markets Local Debt Fund Composite Total Assets (U.S. $ million)

2010	14.48	15.68	760.40
2009	26.82	21.98	118.00
2008	-4.36	-5.22	78.64
2007**	6.47	7.63	30.58

* Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

** Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

Average Annual Total Returns (Net of Fees):

As of December 31, 2010	1 Year	Since Inception**

Related Emerging Markets Local Debt Fund Composite Total Return (%)	14.19	12.63
GBI-EM Global Diversified Return (%)*	15.68	12.30

* Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

** Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

Average Annual Total Returns (Gross of Fees):

As of December 31, 2010	1 Year	Since Inception**

Related Emerging Markets Local Debt Fund Composite Total Return (%)	14.48	12.92
GBI-EM Global Diversified Return (%)*	15.68	12.30

* Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. The information in this table shows the returns for the Fund’s previous benchmark, the GBI-EM Global Diversified.

** Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite).

Monthly Total Returns (Net of Fees)*:

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

2011	Net of Fees	-1.39	1.16	2.53	4.20	—	—	—	—	—	—	—	—	1
	50/50 blend of the GBI-EM Global Diversified and the ELMI+Return (%)	-0.61	1.21	2.48	4.14	—	—	—	—	—	—	—	—
2010	Net of Fees	0.27	0.66	3.62	1.72	-4.22	0.54	0.54	0.26	0.26	1.49	-4.30	3.16	1
	GBI-EM Global Diversified Return (%)	0.25	1.12	4.01	1.57	-4.34	0.89	0.89	0.68	0.68	1.28	-4.65	3.14
2009	Net of Fees	-4.28	-5.35	5.65	8.49	7.32	1.90	1.90	-0.03	-0.03	0.70	2.45	-0.81	1
	GBI-EM Global Diversified Return (%)	-5.96	-5.30	5.71	8.43	5.65	1.24	1.24	0.52	0.52	0.96	2.22	-0.36
2008	Net of Fees	1.50	1.64	-0.01	1.63	1.33	-0.79	-0.79	-2.66	-2.66	-11.57	-0.43	6.33	1
	GBI-EM Global Diversified Return (%)	1.55	1.57	-0.88	1.39	0.61	-1.29	-1.29	-3.48	-3.48	-14.07	0.60	9.84
2007	Net of Fees	—	—	—	—	—	—	—	-0.66	-0.66	2.85	-1.18	0.81	1
	GBI-EM Global Diversified Return (%)	—	—	—	—	—	—	—	-1.67	-1.67	4.32	-1.31	0.22

* Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite). Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. Depending on the relevant time period, the information in this table shows the returns for either the Fund’s previous benchmark, the GBI-EM Global Diversified, or the Fund’s new benchmark, a 50/50 blend of the GBI-EM Global Diversified and the ELMI+.

Monthly Total Returns (Gross of Fees)*:

		Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	# of Acnts

2011	Gross of Fees	-1.37	1.18	2.56	4.22	—	—	—	—	—	—	—	—	1
	50/50 blend of the GBI-EM Global Diversified and the ELMI+Return (%)	-0.61	1.21	2.48	4.14	—	—	—	—	—	—	—	—
2010	Gross of Fees	0.29	0.68	3.64	1.74	-4.20	0.56	0.56	0.28	0.28	1.51	-4.28	3.18	1
	GBI-EM Global Diversified Return (%)	0.25	1.12	4.01	1.57	-4.34	0.89	0.89	0.68	0.68	1.28	-4.65	3.14
2009	Gross of Fees	-4.26	-5.33	5.67	8.51	7.34	1.92	1.92	-0.01	-0.01	0.72	2.47	-0.79	1
	GBI-EM Global Diversified Return (%)	-5.96	-5.30	5.71	8.43	5.65	1.24	1.24	0.52	0.52	0.96	2.22	-0.36
2008	Gross of Fees	1.53	1.66	0.01	1.65	1.35	-0.77	-0.77	-2.64	-2.64	-11.55	-0.41	6.35	1
	GBI-EM Global Diversified Return (%)	1.55	1.57	-0.88	1.39	0.61	-1.29	-1.29	-3.48	-3.48	-14.07	0.60	9.84
2007	Gross of Fees	—	—	—	—	—	—	—	-0.64	-0.64	2.87	-1.16	0.84	1
	GBI-EM Global Diversified Return (%)	—	—	—	—	—	—	—	-1.67	-1.67	4.32	-1.31	0.22

* Since August 1, 2007 (inception date of the Related Emerging Markets Local Debt Fund Composite). Effective January 1, 2011 the Related Emerging Markets Local Debt Fund Composite changed its benchmark from the GBI-EM Global Diversified to a 50/50 blend of the GBI-EM Global Diversified and the ELMI+ due to a change in the Related Emerging Markets Local Debt Fund Composite’s investments/holdings in fixed income instruments and currencies in emerging markets. Depending on the relevant time period, the information in this table shows the returns for either the Fund’s previous benchmark, the GBI-EM Global Diversified, or the Fund’s new benchmark, a 50/50 blend of the GBI-EM Global Diversified and the ELMI+.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

          Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees elect the officers of the Trust and appoint service providers to manage the Trust’s day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including the investment performance of the Trust’s Funds and the operation of the Trust’s compliance programs, and to evaluate and address risks associated with the Trust’s activities.

BOARD COMPOSITION AND LEADERSHIP STRUCTURE

          The Board is currently composed of six Trustees, five of whom are not “interested persons” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (“Independent Trustees”). The Chairman of the Board is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trust’s management and service providers. The Board also has established an Audit Committee, a Valuation and Investment Oversight Committee, a Nominating and Corporate Governance Committee, and a Contracts and Expense Committee (the “Committees”) to facilitate the Trustees’ oversight of the management of those aspects of the Trust’s operations. Each Committee has a Chair and certain Committees also have a Vice Chair. Each Committee’s responsibilities are discussed in greater detail below.

          Effective January 1, 2011, the Board of Trustees appointed Dr. Larry M. Robbins to serve as an Emeritus Trustee for the Trust. Dr. Robbins had resigned from his position as an Independent Trustee effective December 31, 2010. While serving in such capacity, Dr. Robbins is encouraged to attend and participate in meetings of the Board of Trustees and designated Committees but has no vote on any matters before the Board or Committee. Dr. Robbins is compensated for his service in accordance with a predetermined portion of the Independent Trustee compensation schedule approved by the Independent Trustees.

          The Trustees interact directly with the Chairman of the Board, Chairs of the Committees, each other, the Trust’s officers, and senior management of the Adviser and other service providers of the Trust at scheduled meetings and between meetings, as appropriate. The Trustees seek to have an inclusive approach to oversight. For example, each Trustee is a member of each of the Committees. The Independent Trustees regularly meet outside the presence of the Trust’s management and are advised by independent legal counsel.

          The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities and for the Board and its Committees to make informed decisions on the affairs of the Trust. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the HSBC Investor Family of Funds and the risks that the fund complex faces. The Board and its Committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, change.

BOARD’S ROLE IN RISK OVERSIGHT OF THE TRUST

          The Board oversees risk management for the Trust both directly and through its Committees, by working with the Trust’s senior officers (including the Trust’s President, CCO and Treasurer), portfolio management and other personnel of the Adviser, the Trust’s independent registered public accounting firm (the “independent auditors”), legal counsel and personnel from the Trust’s other service providers (collectively, “Trust personnel”) to identify, evaluate and seek means of mitigating risk. In this regard, the Board and its Committees request, receive and act on reports from Trust personnel on risk oversight and management, and the Trustees confer with each other and engage Trust personnel between Board meetings on such matters, as deemed appropriate.

          The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s CCO, policies and procedures designed to address risks associated with the Trust’s activities. In addition, the Adviser and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives and acts on reports from the Adviser and the Trust’s other service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

QUALIFICATIONS OF THE TRUSTEES

          The names of the Trustees of the Trust, their addresses, ages, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

TRUSTEES

NAME, ADDRESS, AGE	POSITIONS HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER PUBLIC COMPANY AND INVESTMENT COMPANY DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

NON-INTERESTED TRUSTEES

MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218-3035 Age: 55	Trustee	Indefinite; 2008 to present	Private Investor (June 1999 – present); Executive Vice President, Prudential Investments (1997 – 1999); President and Trustee, The Goldman Sachs Mutual Funds (1992 – 1996)	[29]	None
SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218-3035 Age: 56	Trustee	Indefinite; 2008 to present	Private Investor, (2000- present); Senior Vice President, Schroder Investment Management (2001 – 2004) Managing Director, Chase Asset Management (1995-2000)	[29]	None
ALAN S. PARSOW P.O. Box 182845 Columbus, OH 43218-3035 Age: 61	Trustee	Indefinite; 1987 to present	General Partner, Elkhorn Partners, L.P. (a private investment partnership) (1989 - present)	[29]	Penn Treaty American Corporation (insurance)
THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218-3035 Age: 64	Trustee	Indefinite; 2005 to present

Partner, Robards & Co. LLC (investment and advisory services) (2005-present); Chief Financial Officer, American Museum of Natural History (2003-2004) Chief Financial Officer, Datek Online Holdings (2000-2003) Previously EVP and CFO Republic New York Corporation

				[29]	Overseas Shipholding Group (NYSE listed energy transportation); Ellington Financial LLC (NYSE listed financial services); Financial Federal Corporation (NYSE listed specialty finance)
MICHAEL SEELY P.O. Box 182845 Columbus, OH 43218-3035 Age: 65	Chairman and Trustee	Indefinite; 1987 to present	Private Investor (2003-present); General Partner, Global Multi Manager Partners (1999-2003); President of Investor Access Corporation (1981-2003)	[29]	None

NAME, ADDRESS, AGE	POSITIONS HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER PUBLIC COMPANY AND INVESTMENT COMPANY DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS

INTERESTED TRUSTEE
SYLVIA COUTINHO P.O. Box 182845 Columbus, OH 43218-3035 Age: 49**	Trustee	Indefinite; 2011 to present

CEO Asset Management Americas, HSBC Global Asset Management (2010-present); CEO Asset Management and Wealth Management Latin America, HSBC Latam (2008-2010); Executive Director HSBC Brazil, Head of Asset Management, Custody and Private Banking, and Latam Regional Head for Asset Management (2006-2008); Executive Director, Private Banking, HSBC Bank Brazil (2005-2006)

				[29]	None
EMERITUS TRUSTEE
LARRY M. ROBBINS P.O. Box 182845 Columbus, OH 43218-3035 Age:72	Emeritus Trustee	Until December 31, 2011; Trustee from 1987 to December 31, 2010	Private Investor (2007-present); Director, Center for Teaching and Learning, University of Pennsylvania (1999-2007)	[29]	None

* Includes the Trust, the HSBC Advisor Funds Trust and the HSBC Investor Portfolios.

** Elected on June 15, 2011.

OFFICERS

NAME, ADDRESS, AGE	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Age: 52	President	One year; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 - present)
STEPHEN SIVILLO 452 Fifth Avenue New York, NY 10018 Age: 39	Vice President	One year; 2010 to present

Vice President of Product Administration, HSBC Global Asset Management (USA) Inc. (2010 - present); Chief Compliance Officer, Managers Funds (2009 – 2010); Director, Mutual Fund Compliance, AllianceBernstein (2007-2009); Assistant Vice President, Compliance, AllianceBernstein (2005 – 2007)

TY EDWARDS* 3435 Stelzer Road Columbus, OH 43219-3035 Age: 44	Treasurer	One year; 2010 to present

Senior Vice President, Citi Fund Services (2010– present); Director, Product Management, Columbia Management (2007-2009); Deputy Treasurer, Columbia Funds, (2006-2007); Director, Fund Administration, Columbia Management (2004-2007)

JENNIFER A. ENGLISH* 100 Summer Street Suite 1500 Boston, MA 02110 Age: 39	Secretary	One year; 2008 to present	Senior Vice President, Regulatory Administration, Citi (2005 - present)

NAME, ADDRESS, AGE	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

F. MARTIN FOX 100 Summer Street Suite 1500 Boston, MA 02110 Age: 48	Assistant Secretary	One year; 2008 to present	Assistant Vice President, Regulatory Administration, Citi (May 2008 - present); Contract Attorney, Update Legal LLC (2002 - 2008)
FREDERICK J. SCHMIDT* 1 Rexcorp Plaza Uniondale, NY 11556 Age: 51	Chief Compliance Officer	One year; 2004 to present	Director and Chief Compliance Officer, CCO Services, Citi (2004 - present)

*	Mr. Edwards, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

          The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in some of the following fields: management, consulting, or board experience in the investment management industry; management, consulting, or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trust. Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

          The Board’s Chairman, Mr. Seely, was previously a general partner of a private investment company, as well as the president of a shareholder value enhancement firm, which combined investor relations, finance and strategy. He is a graduate of Dartmouth College and New York University’s graduate business school. Mses. Beck and Huang each have experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Beck has also served as president and trustee of an unaffiliated mutual fund complex. She has a BA from Tufts University and an MBA from Columbia University. Ms. Huang has a BA from Princeton University and an MBA from Columbia University. Mr. Robards, who is the Trust’s audit committee financial expert, has governance and operating experience in banking, brokerage and specialty finance companies and serves as a director of several public companies. Mr. Robards has a BA from Brown University and an MBA from Harvard University. Mr. Parsow, a graduate of the University of Nebraska, is a general partner of a private investment partnership and has served as an Independent Trustee since 1987. Ms. Coutinho is currently Chief Executive Officer of HSBC Global Asset Management for the Americas, covering over 10 countries in North and Latin America, and Head of Retail Banking and Wealth Management for Latin America. She has served in senior leadership positions at the Adviser for 8 years and has 26 years of experience in the banking and financial services industry. Ms. Coutinho holds a BS in Engineering and a graduation in Economics from the University of Sao Paulo – Brazil, and an MBA from Columbia University, New York.

          Dr. Robbins, the Trust’s Emeritus Trustee, holds a BA from Harvard University, an MA from the University of Wisconsin, and a Ph.D. from University of California, Berkeley. He established the Wharton Communication Program at the Wharton School of the University of Pennsylvania where he also directed the Wharton Teacher Development Program and the Wharton Management Program and later directed the Center for Teaching and Learning at the University of Pennsylvania’s School of Arts and Sciences. Dr. Robbins

served as Chairman of the Board of the Trust from 1997 through September 2009 and as a Trustee until December 31, 2010.

COMMITTEES

Audit Committee

          The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, and Michael Seely, who are all Independent Trustees. The Audit Committee is currently chaired by Mr. Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of the Trust held four meetings during the last fiscal year.

Valuation and Investment Oversight Committee

          The Valuation and Investment Oversight Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Funds that are money market funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee met four times during the most recent fiscal year.

Nominating and Corporate Governance Committee

          The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Mr. Parsow. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trust. The Nominating and Corporate Governance Committee met three times during the most recent fiscal year.

Contracts and Expense Committee

          The Contracts and Expense Committee (“C&E Committee”) is comprised of all of the Independent Trustees of the Trust. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Funds and their shareholders are appropriately served by: (i) agreements and plans to which the Trust is a party or direct beneficiary; and (ii) expenses payable by the Trust and its series. The C&E Committee was formed in September 2009. The C&E Committee met five times during the most recent fiscal year.

FUND OWNERSHIP

          Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, including those in the Trust, the HSBC Advisor Funds Trust and the HSBC Investor Portfolios (together with the Trust, the “Trusts”), as of May 31, 2011.

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

NON-INTERESTED TRUSTEES
Marcia L. Beck	None	None
Susan S. Huang	None	None
Alan S. Parsow	None	None
Thomas Robards	None	None
Michael Seely	None	None
INTERESTED TRUSTEE
Sylvia Coutinho	$150,000-$250,000	$150,000-$250,000
EMERITUS TRUSTEE
Larry M. Robbins	None	None

          As of [DATE], the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the outstanding shares of the Funds.

TRUSTEE AND OFFICER COMPENSATION

          Effective November 1, 2010, the Trusts pay each Independent Trustee an annual retainer of $63,000. The Trusts pay a fee of $5,000 for each regular meeting of the Board of Trustees attended, a fee of $3,000 for each special telephonic meeting attended, and a fee of $5,000 for each special in-person meeting attended. The Trusts also pay each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee member as well as a fee of $3,000 for each Committee meeting attended. Additionally, the Trusts pay each Committee Chair an annual retainer of $6,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $8,000. The Trusts also pay Mr. Seely, as Chairman of the Board, an additional annual retainer of $20,000, as well as an additional $4,000 for each regular meeting of the Board attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. Dr. Robbins will be compensated for his service as Emeritus Trustee in accordance with a predetermined portion of the Independent Trustee compensation schedule approved by the Independent Trustees. Ms. Coutinho is not compensated for her service to the Trusts. For the fiscal year ended October 31, 2010, the following compensation was paid to the Trustees:

Independent Trustees

COMPENSATION FROM THE FUNDS(1)	Alan S. Parsow	Larry M. Robbins	Michael Seely	Thomas F. Robards	Susan S. Huang	Marcia L. Beck

EM Debt Fund	n/a	n/a	n/a	n/a	n/a	n/a

EM Local Debt Fund	n/a	n/a	n/a	n/a	n/a	n/a

Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (2)	n/a	n/a	n/a	n/a	n/a	n/a

Estimated Annual Benefits Upon Retirement	n/a	n/a	n/a	n/a	n/a	n/a

Total Compensation From Funds And Fund Complex(3) Paid To Trustees	137,000.00	143,000.00	190,000.00	147,000.00	150,000.00	146,250.00

(1)	As of the date of this SAI, the Funds had not commenced operations.
(2)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.
(3)	For these purposes, the Fund Complex consisted of [29] Funds of HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios as of October 31, 2010.

          None of the officers receives compensation directly from the Funds. Under a Compliance Services Agreement between the Trust and Citi (“Compliance Agreement”), Citi makes a Citi employee available to serve as the Trust’s CCO. Under the Compliance Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Funds’ Compliance Program and related policies and procedures of the Funds’ service providers. The Compliance Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Agreement, the Trusts currently pay Citi $270,622 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

PROXY VOTING

          The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies (or summaries thereof) of the Trust and the Adviser are attached as Appendices to this SAI.

          Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ending June 30, 2010 is available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com, and (iii) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

          HSBC Global Asset Management (USA) Inc. is the investment adviser to the Funds pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For its services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate as set forth below.

FUND	ASSET RANGE	FEE

EM Debt Fund	on all Assets	0.50%
EM Local Debt Fund	on all Assets	0.50%

          The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Funds under which it will limit total expenses of a Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses.) The expense limitations shall be in effect until March 1, 2012. These Agreements shall terminate upon the termination of the Advisory Contracts between the Trust and the Adviser, or may be terminated upon written notice to the Adviser by the Trust.

          The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of a Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

          The Advisory Contract for each Fund will continue in effect through December 31, 2011. Thereafter, the Advisory Contract will continue in effect with respect to each Fund for successive periods not to exceed one (1) year, provided such continuance is approved at least annually by: (i) the holders of a majority of the outstanding voting securities of the Fund or by the Trust’s Board of Trustees; and (ii) a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days’ written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

          The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank, which is a wholly-owned subsidiary of HSBC USA Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. or HSBC Bank USA, N.A. will be purchased for a Fund.

          The Advisory Contract for each Fund provides that the Adviser will manage the portfolio of the Fund, and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide the Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes the Board of Trustees with periodic reports on the investment performance of each Fund.

          The Adviser and the Funds have also entered into Support Services Agreements, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.20% and 0.10% of each Fund’s average daily net assets attributable to Class A and Class I Shares, respectively.

          If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or the Support Services Agreement, it is expected that the Board would recommend to a Fund’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

          The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

PORTFOLIO MANAGER

          The Prospectus identifies the individual who is primarily responsible for the day-to-day management of each of the Funds (the “portfolio manager”). This section of the SAI contains certain additional information about the portfolio manager, his compensation, other accounts managed by him, and potential conflicts of interest. There is information in a tabular format, as of February 2, 2011, about the other accounts, if any, in addition to the Funds, over which the portfolio manager also has primary responsibility for day-to-day management.

          The tables below show the number of other accounts managed by the portfolio manager(s) and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also show the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

          Fund Ownership of Portfolio Managers

          As the Funds had not yet commenced operations, the portfolio manager did not beneficially own shares of the Funds he manages as of [DATE].

          For each additional account listed in the charts below, the portfolio manager participates in managing the account in the same manner as described in the Prospectus in relation to the Funds.

HSBC Global Asset Management (USA) Inc. (Adviser to the Funds)

	Number of Other Accounts Managed and Total Assets by Account Type (in millions)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Guillermo Osses	0	518	0	n/a	0	n/a
	$0	$521	$0	n/a	$0	n/a

Portfolio Manager Compensation Structure

          As an employee of the Adviser, the portfolio manager is compensated by the Adviser, for his services. His compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan and other employee benefits programs generally made available to the Adviser’s employees.

          The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the third anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

          Amounts paid to the portfolio manager as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the portfolio manager reports. Amounts paid as discretionary bonuses and as deferred compensation will vary, based upon the relevant manager’s assessment of the portfolio manager’s performance, taking into account the relevant business unit’s financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser’s profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

          Potential Conflicts of Interest

          Actual or potential conflicts of interest may arise from the fact that the Adviser and the portfolio manager of the Funds have day-to-day management responsibilities with respect to accounts of clients other than the Funds (“Other Clients”). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

          The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser’s clients for whom participation in such transaction is deemed appropriate by the Adviser.

          Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser’s overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

          The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. If an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis that the Adviser considers equitable. Situations may occur where the Funds could be disadvantaged because of the investment activities conducted by the Adviser or its affiliates for other investment accounts.

          Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser’s Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

          Because portfolio managers of the Adviser manage multiple client accounts, portfolio managers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

DISTRIBUTION PLAN - CLASS A SHARES ONLY

          A Distribution Plan has been adopted by the Trust (the “Distribution Plan”) with respect to the Class A Shares (the “Class A Plan”) of the Funds. The Distribution Plan provides that it may not be amended to increase materially the costs which the Class A Shares may bear pursuant to the Class A Plan without approval by shareholders of the Class A Shares and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Class A Plan, the Trustees considered alternative methods to distribute the Class A Shares and to reduce the class’s expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit its class and shareholders. The Distribution Plan is terminable with respect to the Class A Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

THE DISTRIBUTOR

          Foreside Distribution Services, L.P., a member of FINRA, whose address is 10 High Street, Suite 302, Boston, MA 02110, serves as distributor to the Funds (the “Distributor”) under a Distribution Contract with the Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trust related to, among other things, the review and approval of Fund selling agreements, the review of the Funds’ marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing shares of the Funds.

Pursuant to the Distribution Plan adopted by the Trust, the Distributor is reimbursed from the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares of the Funds and which provide shareholders with personal services and account maintenance services (“service fees”), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from the Funds may not exceed on an annual basis 0.25% of the average daily net assets of the Funds represented by Class A Shares outstanding during the period for which payment is being made. Salary expense of Citi personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

          The Distribution Plans are subject to the Board of Trustees’ approval. The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

SHAREHOLDER SERVICES PLAN

          The Trust has adopted a Shareholder Services Plan which provides that the Trust may obtain the services of one or more Servicing Agents that shall, as agents for their customers who purchase the Funds’ Class A Shares perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares by a majority vote of shareholders of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. See “Servicing Agents,” below.

ADMINISTRATOR AND SUB-ADMINISTRATOR

          Pursuant to an Administration Services Agreement dated as of July 1, 2005, as amended on June 4, 2007 and January 1, 2009, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trusts’ operations. Pursuant to a Sub-Administration Services Agreement dated January 1, 2009 (the “Master Services Agreement”), the Administrator has retained Citi, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

          Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trusts and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trusts. Such officers, as well as certain other employees of the Trusts, may be directors, officers or employees of the Administrator, Citi or their affiliates.

          The Administration Services Agreement was renewed for the one (1) year period ending December 31, 2011, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Services Agreement provide that Citi shall not be liable to the Trusts except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreements.

          The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$10 billion	0.0550%
$10 billion - $20 billion	0.0350%
$20 billion - $50 billion	0.0275%
In excess of $50 billion	0.0250%

          The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

          The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The total administration fee to be paid is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

TRANSFER AGENT

          Under the Master Services Agreement, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

          Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, acts as the custodian (“Custodian”) of each Fund’s assets. The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of Shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

          Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund.

SHAREHOLDER SERVICING AGENTS

          The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Servicing Agents, including the Adviser, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. Each Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund’s average daily net assets attributable to Class A, B and C Shares.

          The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Funds with respect to those accounts.

FEDERAL BANKING LAW

          The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC Bank’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC Bank and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC Bank and the Adviser to perform these services, the Board of Trustees of the Trust would review the relationship with HSBC Bank and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

EXPENSES

          Except for expenses paid by the Adviser and the Distributor, each Fund bears all the costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of each Trust in relation to the NAV of the portfolios.

DETERMINATION OF NET ASSET VALUE

          The NAV of each of the shares is determined once each day at the close of trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

          Investments of the Funds for which there are readily available and reliable market quotes or for which independent pricing service pricing is appropriate are valued as follows:

General

➢

All securities and other investments are valued based on the market quotes from the broadest and most representative market for the securities, or such other methodologies as are set forth below, including prices provided by approved independent pricing services. All valuations are obtained as of the time NAV is calculated on each Fund business day. Any securities and other investments that cannot be priced according the methodologies set forth below will be valued in accordance with fair valuation methodologies set forth in the Prospectus and applicable guidance on fair valuation. In this regard, if a broker, dealer or market-maker quote is obtained but is reasonably believed not to reflect market value based on all data available (e.g., it is an outlier as compared to other quotes), it may be discarded.

Equity securities

➢

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange.

➢	Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market.

➢	Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price.

➢	Foreign equity securities that are not exchange traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market.

Debt securities

➢	Debt securities with remaining maturities of less than 60 days are valued at amortized cost or at original cost plus interest.

➢

Other debt securities are valued at the bid price as of the time NAV is determined, as determined by a pricing service that determines valuations based upon market transactions for normal, institutional-

size trading units of similar securities, as well as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices.

Registered investment companies

➢	Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities.

➢	Mutual funds are valued at their NAVs, as reported to the investment adviser or its agent.

Foreign currencies

➢	Foreign currencies are valued at the last quoted foreign exchange bid quotation against the U.S. dollar from an approved independent pricing service.

➢	The value of Fund assets and liabilities denominated in currencies other than the U.S. dollar are translated into their U.S. dollar equivalent values at such latest foreign exchange bid quotation.

Futures contracts

➢	Futures contracts are valued at their settlement price on the exchange on which they are traded.

Repurchase agreements

➢	Repurchase agreements are valued at original cost.

Derivatives

➢	Swap Agreements (other than equity index swaps) are valued:

(a) using a valuation provided by an approved independent pricing service.

(b) in the absence of such a valuation, the price at which the counterparty would settle or repurchase the instrument.

(c) if a price is not available from an approved pricing agent or counterparty, based upon quotations obtained from broker-dealers or market makers.

(i) If prices are available from two or more dealers, brokers or market makers, the value shall be the mean of the quotations obtained from these sources.

(ii) If prices are available from only one dealer, broker or market maker, the value shall be the quotation provided.

➢	Equity Index Swaps

Equity index swap contracts are valued at the closing price of the respective index mathematically based on prices for the index’s constituent securities provided by one or more independent pricing services.

➢	Other over the counter (“OTC”) traded derivatives.

(a)

Options and other derivative contracts (other than swaps as set forth above) on securities, currencies and other financial instruments traded in the OTC market are valued at prices supplied by an approved independent pricing service.

(b)

In the absence of such a value, such derivatives contracts are valued at the marked to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (who may also be the counterparty).

          Interest income on long-term obligations in a Fund’s portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

          The accounting records of a Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

          The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (“FRR 1” (formerly Accounting Series Release No. 113)) which concludes that there is “no automatic formula” for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

          To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

          Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund have reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

          Shares may be purchased through the Distributor, Shareholder Servicing Agents or Securities Brokers. Shares may be purchased at their NAV next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any day in which regular trading occurs on the New York Stock Exchange (“Fund Business Day”). Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

          All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

          An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or Securities Broker to purchase such Shares on his behalf through the Transfer Agent.

          Certain clients of the Adviser whose assets would be eligible for purchase by the Funds may purchase shares of the Trusts with such assets. Assets purchased by the Funds will be subject to valuation and other procedures by the Board of Trustees.

          The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus entitled “Purchasing and Adding to Your Shares” and “Distribution Arrangements/Sales Charges.” The Prospectus contains a general description of how investors may buy shares of the Funds and states whether a Fund offers more than one class of shares. Class A Shares are generally sold with a sales charge payable at the time of purchase.

          When purchasing Fund shares, you must specify which Class is being purchased.

          Shares of the Funds are offered on a continuous basis at NAV, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

          The sales load on Class A Shares does not apply in any instance to reinvested dividends or distributions.

          From time to time, dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Funds. Dealers may not use sales of a Fund’s Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Funds or their shareholders.

          Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of each Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

          By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of each Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the HSBC Investor Funds. The Class A, B and C Shares of the Funds are referred to as the “Retail Classes.” By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Classes may exchange some or all of his Shares at NAV without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trusts’ other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

          An investor will receive Class A Shares of a Fund in exchange for Class A Shares of other HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A Shares of an HSBC Investor Fund. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

          The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange. It should also be noted that the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. See “Redemption Fee.”

          An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

          The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

          The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

          The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the NAV per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed on the front cover.

          For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see “The Distributor” for address and phone number).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

          Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a Securities Broker. Shareholder Servicing Agents and Securities Brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre- authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent and Securities Broker from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents and Securities Brokers.

          Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

          For further information on how to direct a Securities Broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

SALES CHARGES

CLASS A SHARES

          The public offering price of the Class A Shares of the Funds equals NAV plus the applicable sales charge. The Distributor receives this sales charge and may reallow it as dealer discounts and brokerage commissions as follows:

SIZE OF TRANSACTION AT OFFERING PRICE	SALES CHARGES AS: PERCENTAGE OF OFFERING PRICE	PERCENTAGE OF NET AMOUNT INVESTED

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	1.00%	1.01%

SALES CHARGE WAIVERS

          The Distributor may waive sales charges for the purchase of Class A Shares of the Funds by or on behalf of: (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, and any affiliates thereof, (3) Trustees of the Trusts, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Funds, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by Foreside or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. The Distributor may also waive sales charges for the purchase of Class A Shares that were subject to a sales charge or sales charges for the purchase of the Funds Class A Shares with the proceeds from the recent redemption of Class B Shares. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

          For purposes of qualifying for a lower sales charge, investors have the privilege of combining “concurrent purchases” of Class A Shares of any fund in the HSBC Investor Family of Funds. For example, if a shareholder concurrently purchases Class A Shares in one of the Funds of the Trusts sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another Fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor’s “concurrent purchases” described above shall include the combined purchases of the investor, the investor’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTER OF INTENT

          An investor may obtain a reduced sales charge by means of a written Letter of Intent, which expresses the intention of such investor to purchase Class A Shares of the Funds at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the NAV plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the “Applicable Sales Charge”). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

          A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Funds at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

RIGHT OF ACCUMULATION

          Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of: (a) the total public offering price of the Class A Shares of the Funds then being purchased; plus (b) an amount equal to the then current NAV of the “purchaser’s combined holdings” of the Class A Shares of the Funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The “purchaser’s combined holdings” described above shall include the combined holdings of the purchaser, the purchaser’s spouse and children under the age of 21 and the purchaser’s retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

REDEMPTION OF SHARES

          A shareholder may redeem all or any portion of the shares in his account at any time at the NAV next determined after a redemption order in good order is furnished by the shareholder to the Transfer Agent, with respect to shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Shares may be redeemed without charge and are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the close of trading on the Exchange, on any Fund Business Day. See “Determination of Net Asset Value” above. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

          The proceeds of a redemption are normally paid from each Fund in U.S. dollars within a week following the date on which the redemption is effected. The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted; (ii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

          The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, is required under the Procedures to determine no less frequently than quarterly that all redemptions-in-kind to affiliated shareholders made during the preceding quarter (if any) were (a) effected in accordance with the procedures, and (b) did not favor the affiliated shareholder to the detriment of any other shareholder.

SYSTEMATIC WITHDRAWAL PLAN

          Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares that will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in this Systematic Withdrawal Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION FEE

          The Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

          Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds’ transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MSP”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

          Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

          Shares of the Funds may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Servicing Agent. In any event, such a plan is available from the Sponsor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

          Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons that are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

          The Funds may be used as investment vehicles for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as investment vehicles for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

          Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes. A Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased.

          Dividends substantially equal to a Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record.

          Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional full and fractional shares of each Fund.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

THE TRUST

          The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trusts have 29 series of shares. Each separate series of the Trusts constitutes a separately managed “Fund.” The Trusts reserve the right to create additional series of shares. Currently, the Funds issue separate classes of shares as described under “General Information.”

          Each share of each class of the Funds, if applicable, represents an equal proportionate interest in the Funds with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

          Under the Trust’s Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that either the Trust will hold shareholders’ meetings unless required by law or its respective Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders; or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust’s Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

          The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

          Shareholders of each Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

OWNERSHIP OF THE FUNDS

[TO BE PROVIDED]

TAXATION

          Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS

          The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

          If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

          As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all or substantially all of such income.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

          A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS IN GENERAL

          Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

          Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15%. These rates do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Therefore, the Funds do not expect to have significant amounts of qualifying dividends. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States, which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The favorable tax treatment of qualifying dividends is scheduled to expire after 2012.

          The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are generally subject to a maximum federal income tax rate of 15% under current law. The maximum rate on long-term capital gains is currently scheduled to increase to 20% after 2012. Net capital gains from assets held for one year or less will be taxed as ordinary income.

          For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

          Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

          If the NAV of shares is reduced below a shareholder’s cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS

          Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than one year, the maximum current federal income tax rate is 15% (scheduled to increase to 20% after 2012). For shares acquired on or before December 22, 2010, any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from a Fund are designated as exempt-interest dividends. For shares acquired after December 22, 2010, this loss disallowance does not apply provided that the exempt-interest dividend was a regular dividend and the applicable Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on at least a monthly basis. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

          If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares prior to February 1st of the year following the initial acquisition of Fund shares, prior to February 1st of the year following the initial acquisition of Fund shares, then the shareholder may not take the original sales charge into account in determining the shareholder’s gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder’s tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

          The Funds generally will be required to withhold federal income tax at a rate of 28% (currently scheduled to increase to 31% after 2012) (“backup withholding”) from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if: (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

          Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Funds elect to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through October 31, 2012.

          Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

FUND INVESTMENTS

Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund receives no actual cash income from such a discount, original issue discounts that accrue on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

          Transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

          Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which are taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

          Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

          Constructive Sales. Under certain circumstances, the Funds may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of a Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

FOREIGN TAX ISSUES

          Passive Foreign Investment Companies. The Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general, under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though that Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

          The Funds may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, each Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and mark-to-market losses and any loss from an actual disposition of a Fund’s shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Foreign Taxes. Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations and the Fund distributes at least 90% of its investment company taxable income, that Fund will be eligible and may (or may not) elect to “pass through” to that Fund’s shareholders the amount of qualifying foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). No credit may be claimed by a shareholder with respect to Fund shares that have been held less than 16 days. Each shareholder will be notified after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

          Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to each Fund, gains from the sale of securities may be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, may be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. If a Fund is not eligible to, or does not, make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that each Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

OTHER INFORMATION

CAPITALIZATION

          The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds.

          The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Boards of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Funds’ shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of a liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2011. KPMG LLP will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

COUNSEL

          Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust. Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

          The Trust, and each of the Adviser, Citi and the Distributor have adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, Citi and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of a Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

          Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document that was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

          As of the date, the Funds have not commenced operations and thus do not have audited financial statements.

SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-)	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short Term Obligation Ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay shortterm obligations.

NP	Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note:	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA

Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

          Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

          The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending” on numerous factors.

          Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1.

Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

2.

Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

3.

Tax and Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

4.

Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

          Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of

B-1

credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

          The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

B-2

APPENDIX C

HSBC INVESTOR FUNDS,
HSBC ADVISOR FUNDS TRUST, and
HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY

          The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Asset Management (Americas) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

          The Board will provide the Trust’s consent to vote in matters where HSBC or a Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

C-1

APPENDIX D

HSBC GLOBAL ASSET MANAGEMENT (USA) INC, HSBC GLOBAL ASSET MANAGEMENT (HONG KONG) LTD and HSBC GLOBAL ASSET MANAGEMENT (SINGAPORE) LTD
PROXY VOTING POLICY AND PROCEDURES

December 2006

HSBC Global Asset Management (USA) Inc.
HSBC Global Asset Management (Hong Kong) Ltd
HSBC Global Asset Management (Singapore) Ltd

PROXY VOTING POLICY AND PROCEDURES

The purpose of this proxy voting policy is to reasonably insure that HSBC Global Asset Management (USA) Inc., HSBC Global Asset Management (Hong Kong) Ltd and HSBC Global Asset Management (Singapore) Ltd. (together, “HSBC-GAM”), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager’s investment advisory clients is the primary consideration in determining how proxies should be voted.

As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBC-GAM to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBC-GAM by each Investment Company’s Board of Directors.

Proxy Voting Policy

It is the objective of HSBC-GAM to vote client proxies to enhance shareholder value. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

HSBC-GAM voting guidelines are designed to prioritize the protection of investors rights. HSBC-GAM is normally opposed to ‘poison pills’, unequal voting rights and excessively dilutive share issuance. Guidelines typically emphasize corporate governance best pratice standards, such as including independent board representation.

Corporate governance procedures differ among countries. Due to time constraints, local customs and other variables, it may not be possible for HSBC-GAM to receive, review and vote proxies in connection with each item submitted for a vote. HSBC-GAM also considers the impact of the cost of voting in a particular jurisdiction in light of the expected benefit of the vote.

HSBC-GAM has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

D-1

Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

Administration

The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBC-GAM will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

Conflicts of Interest

HSBC-GAM generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service Provider’s predetermined recommendations, HSBC-GAM’s senior management will review, and if deemed necessary, the global corporate governance committee or an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

Client Access to Proxy Voting Records

A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Investments (USA) Inc., 452 Fifth Avenue – 7th Floor, New York, NY 10018, ATTN: Chief Compliance Officer.

D-2

PART C

Other Information

ITEM 28. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1987, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series, dated October 2000, for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series, dated October 2000, for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor U.S. Treasury Obligations Money Market Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for Aggressive Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Conservative Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (10)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (13)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (11)

(a)(13) Establishment and designation of series for HSBC Emerging Markets Debt Fund. (14)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (16)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (20)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (21)

(a)(17) Amendment to the Amended and Restated Declaration of Trust, dated May 10, 2010, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds, and the HSBC Investor Cash Management Fund as the HSBC Investor U.S. Treasury Obligations Money Market Fund. (26)

(a)(18) Establishment and designation of series, dated May 10, 2010, for HSBC Emerging Markets Local Debt Fund. (26)

(a)(19) Amendment to the Amended and Restated Declaration of Trust, dated September 13, 2010, removing the HSBC Investor Mid-Cap Fund. (26)

(a)(20) Amendment to the Amended and Restated Declaration of Trust, dated June 14, 2011, removing the HSBC Investor Climate Change Fund, redesignating the HSBC Investor Global Emerging Markets Local Debt Fund as the HSBC Emerging Markets Local Debt Fund, and the HSBC Investor Global Emerging Markets Fixed Income Fund as the HSBC Emerging Markets Debt Fund, and establishing and designating the series for the Risk Managed Fund, the HSBC Emerging Markets Equity Fund, and the HSBC Frontier Equity Fund. (29)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1)(i) Amended and Restated Master Investment Advisory Contract dated December 2001, between HSBC Investor Portfolios and HSBC Global Asset Management (USA) Inc. (12)

(d)(1)(ii) Investment Advisory Contract Supplement regarding HSBC Investor Short Duration Portfolio. (11)

(d)(1)(iii) Investment Advisory Contract Supplements regarding HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio. (12)

(d)(1)(iv) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (23)

(d)(2)(i) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Investor Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(ii) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, and HSBC Investor New York Tax-Free Money Market Fund. (23)

(d)(2)(iii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor U.S. Treasury Obligations Money Market Fund. (23)

(d)(2)(iv) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor Tax-Free Money Market Fund. (23)

(d)(2)(v) Investment Advisory Contract Supplement, dated December 13, 2004, regarding Aggressive Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, and Conservative Strategy Fund. (23)

(d)(2)(vi) Investment Advisory Contract Supplement, dated June 12, 2007, regarding HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (17)

(d)(2)(vii) Investment Advisory Contract Supplement, dated December 14, 2009, regarding HSBC Emerging Markets Debt Fund. (25)

(d)(2)(viii) Investment Advisory Contract Supplement, dated December 14, 2009, regarding HSBC Emerging Markets Local Debt Fund. (25)

(d)(2)(ix) Investment Advisory Contract Supplement regarding the Risk Managed Fund. (to be filed by amendment)

(d)(2)(x) Form of Investment Advisory Contract Supplement regarding HSBC Frontier Markets Fund and HSBC Emerging Markets Equity Fund. (29)

(d)(3) Subadvisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Opportunity Portfolio. (22)

(d)(4) Subadvisory Agreement, dated November 9, 2007, between NWQ Investment Management Company, LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Value Portfolio. (18)

(d)(5) Subadvisory Agreement, dated December 26, 2008, between Winslow Capital Management, Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth Portfolio. (22)

(d)(6) Subadvisory Agreement, dated December 15, 2010, between Lord, Abbett & Co. LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor International Equity Fund. (26)

(d)(7) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund. (19)

(d)(8) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Singapore) Limited regarding HSBC Investor India Equity Fund. (19)

(d)(9) Sub-Advisory Agreement, dated June 12, 2007, between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor BRIC Equity Fund. (18)

(d)(10) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management, regarding HSBC Risk Managed Equity Fund. (to be filed by amendment)

(d)(11) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Frontier Markets Fund and HSBC Emerging Markets Equity Fund. (29)

(e)(1) Form of Selling Agreement. (9)

(e)(2) Form of Dealer Agreement. (9)

(e)(3) Distribution Agreement, dated March 31, 2009, between HSBC Investor Funds and Foreside Distribution Services, L.P. (24)

(f) Not applicable.

(g)(1)(i) Custodian Agreement, dated February 1, 2007, between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Funds. (15)

(g)(1)(ii) Amended Schedule B-1, dated February 10, 2011, to the Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Funds. (27)

(g)(2)(i) Custodian Agreement, dated November 1, 2006, between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (15)

(g)(2)(ii) Amended Schedule B, dated February 10, 2011, to the Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (27)

(h)(1) Service Agreement. (1)

(h)(2)(i) Amended and Restated Operational Support Services Agreement, dated December 16, 2008, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Obligations Money Market Fund, and HSBC Investor Tax-Free Money Market Fund. (21)

(h)(2)(ii) Support Services Agreement, dated December 14, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund. (25)

(h)(2)(iii) Support Services Agreement, dated June 14, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Emerging Market Equity Fund and HSBC Frontier Markets Fund. (29)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (22)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (22)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009. (23)

(h)(3)(iv) Amendment to the Second Amended and Restated Master Services Agreement, dated December 1, 2010. (27)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (23)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009. (23)

(h)(4)(iii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated December 1, 2010. (27)

(h)(4)(iv) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (27)

(h)(5)(i) Expense Limitation Agreement, dated March 1, 2010. (25)

(h)(5)(ii) Expense Limitation Agreement, dated December 7, 2010, effective March 1, 2011. (27)

(h)(5)(iii) Expense Limitation Agreement, dated June 14, 2011, effective July 5, 2011. (29)

(h)(6)(i) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (11)

(h)(6)(ii) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (17)

(h)(7) Sub-Administration Services Agreement, dated January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (22)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (22)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (22)

(i) Not applicable.

(j)(1) Power of Attorney, dated June 16, 2008. (21)

(j)(2) Power of Attorney, dated June 16, 2011. (29)

(k) Not applicable.

(l) Not applicable.

(m)(1) Amended and Restated Master Distribution Plan relating to Class A Shares, dated April 11, 2011. (28)

(m)(2) Amended and Restated Master Distribution Plan relating to Class B Shares, dated April 11, 2011. (28)

(m)(3) Amended and Restated Master Distribution Plan relating to Class C Shares, dated April 11, 2011. (28)

(m)(4) Amended and Restated Master Distribution Plan relating to Class D Shares, dated April 11, 2011. (28)

(n)(1) Amended and Restated Multiple Class Plan. (25)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios. (21)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc., HSBC Global Asset Management (Hong Kong) Limited, and HSBC Global Asset Management (Singapore) Limited. (13)

(p)(3) Amended Code of Ethics for Winslow Capital Management, Inc. (22)

(p)(4) Amended Code of Ethics for NWQ Investment Management Co., LLC. (28)

(p)(5) Amended Code of Ethics for Citi Fund Services Ohio, Inc. and Citi Fund Services Limited Partnership. (27)

(p)(6) Amended Code of Ethics for Westfield Capital Management Company, L.P. (23)

(p)(7) Code of Ethics for Lord, Abbett & Co. LLC. (26)

(p)(8) Code of Ethics for Sinopia Group. (20)

(p)(9) Code of Ethics for HSBC Global Asset Management (UK) Limited (28)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(10) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(12) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(13) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(14) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(16) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(19) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(21) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(22) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(23) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.

(24) Incorporated herein by reference from post-effective amendment No. 118 to the Registration Statement as filed with the SEC on December 16, 2009.

(25) Incorporated herein by reference from post-effective amendment No. 123 to the Registration Statement as filed with the SEC on March 1, 2010.

(26) Incorporated herein by reference from post-effective amendment No. 125 to the Registration Statement as filed with the SEC on January 7, 2011.

(27) Incorporated herein by reference from post-effective amendment No. 126 to the Registration Statements as filed with the SEC on February 14, 2011.

(28) Incorporated herein by reference from post-effective amendment No. 132 to the Registration Statements as filed with the SEC on April 20, 2011.

(29) Incorporated herein by reference from post-effective amendment No. 134 to the Registration Statements as filed with the SEC on July 5, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC (“NWQ”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, Inc. (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Lord, Abbett & Co. LLC (“Lord Abbett”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lord Abbett in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-6997) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management (“Sinopia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-43341) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Hong Kong in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Singapore) Limited (“HSBC Singapore”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Singapore in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-68275) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (UK) Limited (“HSBC UK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC UK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32.	PRINCIPAL UNDERWRITERS.

Item 32(a)	Foreside Distribution Services, L.P. (“FDSLP”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

The Coventry Group
HSBC Advisor Funds Trust
HSBC Investor Funds
Leader Funds, Series of Northern Lights Fund Trust
The Thirty-Eight Hundred Fund, LLC
IMS Funds, Series of Unified Series Trust
Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

Item 32(b)	The following are Officers and Directors of FDSLP, the Registrant’s underwriter. FDSLP’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

Item 32(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; NWQ Investment Management Co., LLC, 2049 Century Park East, 19th Floor, Los Angeles, CA 90067; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302; Sinopia Asset Management, Immeuble Ile De France, 4, Palace de la Pyramide, Puteaux France, 92800; HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong, HSBC Global Asset Management (Singapore) Limited, 21 Collyer Quay, #15-02 HSBC Building, Singapore, 049320.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 8th day of July, 2011.

HSBC INVESTOR FUNDS

By:	/s/Richard A. Fabietti

Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 8th day of July, 2011.

/s/ Richard A. Fabietti	/s/ Ty Edwards

Richard A. Fabietti President	Ty Edwards Treasurer

Alan S. Parsow* Trustee	Michael Seely* Trustee

Thomas F. Robards* Trustee	Susan S. Huang * Trustee

Marcia L. Beck* Trustee	Sylvia Coutinho* Trustee

*/s/ David J. Harris

David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney previously filed.

EXHIBIT INDEX

No Exhibits.